As filed with the Securities and Exchange Commission on June 30, 2015

File No. 333-______

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. ____	[ ]
(Check appropriate box or boxes)

NATIONWIDE MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

1000 CONTINENTAL DRIVE, SUITE 400, KING OF PRUSSIA, PENNSYLVANIA 19406
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(610) 230-2800
(Registrant's Area Code and Telephone Number)

Send Copies of Communications to:

ALLAN J. OSTER, ESQ.	PRUFESH R. MODHERA, ESQ.
1000 CONTINENTAL DRIVE, SUITE 400	STRADLEY, RONON, STEVENS, & YOUNG LLP
KING OF PRUSSIA, PENNSYLVANIA 19406	1250 CONNECTICUT AVENUE, N.W., SUITE 500
(NAME AND ADDRESS OF AGENT FOR SERVICE)	WASHINGTON, D.C. 20036

Approximate Date of Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:
Class A, Class C, Institutional Class and Institutional Service Class shares of beneficial interest, without par value, of the Nationwide HighMark Large Cap Core Equity Fund, a series of the Registrant.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.

NATIONWIDE MUTUAL FUNDS
1000 Continental Drive, Suite 400
King of Prussia, PA 19406
(800) 848-0920

NATIONWIDE HIGHMARK LARGE CAP GROWTH FUND

IMPORTANT SHAREHOLDER INFORMATION

The enclosed Prospectus/Information Statement is being provided to inform you that on or about [October 12], 2015, the Nationwide HighMark Large Cap Growth Fund, a series of Nationwide Mutual Funds (the “Trust”), will be reorganized with and into the Nationwide HighMark Large Cap Core Equity Fund, also a series of the Trust.  The Prospectus/Information Statement discusses this proposed reorganization and provides you with information that you should consider.  The Board of Trustees of the Trust approved the reorganization and concluded that the reorganization is in the best interests of the Nationwide HighMark Large Cap Growth Fund and its shareholders.

Please review the information in the Prospectus/Information Statement for your reference.  You do not need to take any action with regards to your account.  On or about [October 12], 2015, your shares of the Nationwide HighMark Large Cap Growth Fund will be converted automatically at their net asset value into the shares of the corresponding class of the Nationwide HighMark Large Cap Core Equity Fund.

If you have any questions, please call the Trust at (800) 848-0920 (toll-free).

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PROSPECTUS/INFORMATION STATEMENT

TABLE OF CONTENTS

INTRODUCTION
The Transaction	3
How do the investment objectives, principal strategies and policies of the Target Fund compare against the Acquiring Fund?	3
What are the principal risks associated with investments in the Target Fund versus the Acquiring Fund?	4
What are the general tax consequences of the Transaction?	5
Who manages the Funds?	5
What are the fees and expenses of each Fund and what might they be after the Transaction?	6
How do the performance records of the Funds compare?	9
Where can I find more financial information about the Funds?	10
What are other key features of the Funds?	10
COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, POLICIES AND PRINCIPAL RISKS	11
Are there any significant differences between the investment objectives of the Target Fund compared to the Acquiring Fund?	11
Are there any significant differences between the principal strategies and policies of the Target Fund compared to the Acquiring Fund?	12
How do the fundamental investment restrictions of the Target Fund differ from the Acquiring Fund?	13
What are the principal risk factors associated with investments in the Funds?	13
REASONS FOR THE TRANSACTION	14
INFORMATION ABOUT THE TRANSACTION AND THE PLAN	14
How will the Transaction be carried out?	14
Who will pay the expenses of the Transaction?	15
What are the tax consequences of the Transaction?	15
What should I know about shares of the Target Fund and the Acquiring Fund?	16
What are the capitalizations of the Funds and what might the capitalization be after the Transaction?	16
MORE INFORMATION ABOUT THE FUNDS	17

EXHIBITS TO PROSPECTUS/INFORMATION STATEMENT	19

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NATIONWIDE MUTUAL FUNDS
1000 Continental Drive, Suite 400
King of Prussia, Pennsylvania 19406
(800) 848-0920

PROSPECTUS/INFORMATION STATEMENT

Dated [September 8, 2015]

Acquisition of the Assets of:
NATIONWIDE HIGHMARK LARGE CAP GROWTH FUND (a series of Nationwide Mutual Funds)
By and in exchange for shares of:
NATIONWIDE HIGHMARK LARGE CAP CORE EQUITY FUND (a series of Nationwide Mutual Funds)

This Prospectus/Information Statement is being furnished to shareholders of Nationwide HighMark Large Cap Growth Fund (the “Target Fund”), a series of Nationwide Mutual Funds (the “Trust”) pursuant to a Plan of Reorganization (the “Plan”) whereby all of the assets of the Target Fund will be acquired by the Nationwide HighMark Large Cap Core Equity Fund, also a series of the Trust (the “Acquiring Fund,” and collectively with the Target Fund, the “Funds”), in exchange for Class A shares, Class C shares, Institutional Class and Institutional Service Class shares of the Acquiring Fund (the “Transaction”).  According to the Plan, the Target Fund will then be liquidated and dissolved.  The Board of Trustees of the Trust (the “Board”) has approved the Plan and the Transaction.  Shareholders of the Target Fund are not required to and are not being asked to approve the Plan or the Transaction.

Pursuant to the Plan, holders of Class A shares of the Target Fund will receive the equivalent aggregate net asset value of Class A shares of the Acquiring Fund, holders of Class C shares of the Target Fund will receive the equivalent aggregate net asset value of Class C shares of the Acquiring Fund, holders of Institutional Class shares of the Target Fund will receive the equivalent aggregate net asset value of Institutional Class shares of the Acquiring Fund, and holders of Institutional Service Class shares of the Target Fund will receive the equivalent aggregate net asset value of Institutional Service Class shares of the Acquiring Fund.

The investment goals and strategies of the Funds are not identical, but have some similarities.  The Target Fund seeks long-term capital appreciation through investments in U.S. equity securities; current income is incidental.  The Acquiring Fund seeks long-term capital appreciation.  The principal strategies of the Target Fund and the Acquiring Fund have some similarities, but also differ in some respects.  Each Fund normally invests at least 80% of its net assets in equity securities of large-cap companies and may invest up to 20% of its assets in foreign securities.   However, the Target Fund considers a company to be a large-cap if the company’s capitalization is greater than $5 billion, while the Acquiring Fund considers a company to be large-cap if the company’s capitalization is equal to or greater than the top 60% of the companies that comprise the Russell 1000 Index (the smallest of which was $6.5 billion as of March 31, 2015).  Furthermore, the Target Fund selects stocks using a growth-oriented style of investing, while the Acquiring Fund invests in various types of stocks including those exhibiting either growth or value characteristics. Unlike the Target Fund, the Acquiring Fund may invest in futures and other derivatives to reduce the impact of any cash exposure on fund performance.  Each Fund is a diversified series of the Trust.  Both Funds also utilize Nationwide Fund Advisors (“NFA” or the “Adviser”) as the primary investment adviser, and HighMark Capital Management, Inc. (“HighMark”) as the subadviser.

This Prospectus/Information Statement provides the information that you should know about the Transaction and about an investment in the Acquiring Fund. You should retain this Prospectus/Information Statement for future reference. A Statement of Additional Information dated [September 8, 2015] (the “Statement of Additional Information”) relating to this Prospectus/Information Statement contains more information about the Acquiring Fund and the Transaction, and has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.

The prospectus of the Acquiring Fund, dated March 1, 2015 (as revised May 1, 2015) (1933 Act File No. 333-40455) (the “Acquiring Fund Prospectus”), is incorporated herein by reference and is considered a part of this Prospectus/Information Statement, and is intended to provide you with information about the Acquiring Fund.  The prospectus of the Target Fund, dated March 1, 2015 (as revised May 1, 2015) (1933 Act File No. 333-40455) (the “Target Fund Prospectus”) provides additional information about the Target Fund and is incorporated herein by reference.

You can request a free copy of the Statement of Additional Information, Acquiring Fund or Target Fund Prospectus, the Annual Report to Shareholders of the Acquiring Fund or Target Fund for the fiscal year ended October 31, 2014 (collectively the “Annual Reports”) or the Semiannual Report to Shareholders of the Acquiring Fund or Target Fund for the period ended April 30, 2015, by calling (800) 848-0920, or by writing to the Trust at: 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406.

Additional information about the Acquiring Fund can be viewed online or downloaded from the EDGAR database without charge on the SEC’s Internet site at www.sec.gov.  Shareholders can review and copy information about the Acquiring Fund and the Trust by visiting the Public Reference Room, U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0102.  Shareholders can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Room at the address above.  Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

WE ARE NOT ASKING YOU FOR A PROXY
AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Information Statement.  Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency.  Mutual fund shares involve investment risks, including the possible loss of principal.

INTRODUCTION

This is only a summary of certain information contained in this Prospectus/Information Statement.  You should read the more complete information in the rest of this Prospectus/Information Statement, including the Plan, attached as Exhibit A, and the Acquiring Fund Prospectus included with this Prospectus/Information Statement.

The Transaction

At a meeting held on June 10, 2015, the Board, on behalf of the Target Fund, considered the proposal to reorganize the Target Fund with and into the Acquiring Fund, and approved the Plan.

The Plan provides for: (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill of the Target Fund in exchange solely for Class A shares, Class C shares, Institutional Class shares and Institutional Service Class shares of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of all of the liabilities of the Target Fund; (iii) the pro rata distribution of such shares of the Acquiring Fund to shareholders of the Target Fund holding the corresponding class of shares of the Target Fund; and (iv) the liquidation and dissolution of the Target Fund.  The transaction for the Target Fund is referred to in this Prospectus/Information Statement as the “Transaction.”  The Board approved the Plan for the Target Fund unanimously.

At the closing of the Transaction, all of the Target Fund’s assets will be transferred to the Acquiring Fund in exchange for the Acquiring Fund’s shares equal in value to the assets of the Target Fund that are transferred to the Acquiring Fund.  The Acquiring Fund shares will then be distributed pro rata to the Target Fund’s shareholders and the Target Fund will be liquidated and dissolved.

The Transaction will result in your shares of the Target Fund being exchanged for Acquiring Fund shares equal in value (but having a different price per share) to your shares of the Target Fund.  In particular, Class A, Class C, Institutional Class, and Institutional Service Class shares of the Target Fund will merge with and into Class A, Class C, Institutional Class and Institutional Service Class shares of the Acquiring Fund, respectively.  This means that you will cease to be a shareholder of the Target Fund and will become a shareholder of the Acquiring Fund.  This exchange will occur on a date agreed upon by the parties to the Plan (hereafter, the “Closing Date”), which is currently anticipated to occur on or around [October 12], 2015.  Class A shareholders of the Target Fund will not be assessed sales charges for the exchange of their shares for Class A shares of the Acquiring Fund.  Subsequent purchases of Class A shares of the Acquiring Fund will, however, be subject to applicable sales charges. For Class C shareholders of the Target Fund, the one-year period during which shares are subject to a contingent deferred sales charge (“CDSC”) will be based on the date on which the Target Fund shares were purchased, and a new one-year period will not begin as a result of the Transaction. Subsequent purchases of Class C shares of the Acquiring Fund, however, will begin a new one-year period with respect to the CDSC for those shares.

For the reasons set forth below under “Reasons for the Transaction,” the Board has concluded that the Transaction is in the best interests of the Target Fund and Acquiring Fund.  The Board has also concluded that the interests of the existing shareholders of the Target Fund and the existing shareholders of the Acquiring Fund will not be diluted as a result of the Transaction.

How do the investment objectives, principal strategies and policies of the Target Fund compare against the Acquiring Fund?

Investment Objectives.  The Target Fund seeks long-term capital appreciation through investments in U.S. equity securities; current income is incidental. The Acquiring Fund seeks long-term capital appreciation.  The Target Fund’s and Acquiring Fund’s investment objectives are non-fundamental and may be changed by the Board without shareholder approval upon 60 days’ written notice to shareholders.

Principal Investment Strategies and Policies.  The principal strategies of the Target Fund and the Acquiring Fund have some similarities, but also differ in some respects.  The Target Fund invests primarily in common stocks of large-cap U.S. companies that exhibit growth characteristics, such as strong or improving profitability, sustainable competitive advantage, a healthy balance sheet and quality management.  The Target Fund normally invests at least 80% of its net assets in large-cap companies and may invest up to 20% of its assets in foreign securities. The Target Fund considers a large-cap company to have a market capitalization greater than $5 billion.  The Target Fund does not use derivatives as a principal strategy. The Acquiring Fund invests primarily in common stocks of large-cap U.S. companies.  The Acquiring Fund normally invests at least 80% of its net assets in equity securities of large-cap companies, which the Acquiring Fund defines as companies whose capitalization is equal to or greater than the top  60% of the companies that comprise the Russell 1000 Index, and may invest up to 20% of its assets in foreign securities. The Acquiring Fund may, as a principal strategy, invest in futures to reduce the impact of uninvested cash. Each Fund is classified as “diversified” under applicable federal law and will not concentrate its investments in any one industry.

For further information about the investment objectives and policies of the Funds, see “Comparison of Investment Objectives, Principal Strategies, Policies and Principal Risks” below.

What are the principal risks associated with investments in the Target Fund versus the Acquiring Fund?

As with most investments, investments in the Funds involve certain principal risks.  There can be no guarantee against losses resulting from an investment in the Funds, nor is there any assurance that the Funds will achieve their investment objectives.  The principal risks associated with an investment in the Target Fund are similar, but not identical, to the principal risks associated with an investment in the Acquiring Fund.

Overall risk levels for the Acquiring Fund and Target Fund are comparable.  While the Funds are exposed to slightly different risks, as discussed in the Funds’ registration statement (“Registration Statement”), NFA believes that their overall risk profiles are not substantially different.

Equity securities risk.  (Acquiring Fund and Target Fund) Stock markets are volatile.  The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Market and selection risks.  (Acquiring Fund and Target Fund) Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Selection risk is the risk that the securities selected by the Fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies.  This means you may lose money.

Foreign securities risk.  (Acquiring Fund and Target Fund) Investments in foreign securities may be more volatile, harder to price and less liquid than U.S. securities.  The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Derivatives risk. (Acquiring Fund only) Derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives may also be more difficult to purchase, sell or value than other instruments.

Futures – the prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

Growth style risk. (Target Fund only)  The Target Fund’s investment in growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

For further information about the principal risks of investing in the Funds, see “Comparison of Investment Objectives, Principal Strategies, Policies and Principal Risks” below.

What are the general tax consequences of the Transaction?

The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes (although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position). This means that the shareholders of the Target Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares in the Target Fund for shares of the Acquiring Fund pursuant to the Transaction.  Prior to the closing of the Transaction, the Target Fund will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Transaction.  You should consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances.   You should also consult your tax advisor about the state and local tax consequences of the Transaction, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Transaction only.

For more detailed information about the federal income tax consequences of the Transaction, see “Information about the Transaction and the Plan – What are the tax consequences of the Transaction?”

Who manages the Funds?

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, manages the investment of each Fund’s assets and supervises the daily business affairs of the Funds.  Subject to the supervision of the Board, NFA also determines the allocation of each Fund’s assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers.  Organized in 1999 as an investment adviser, NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.  As of June 30, 2015, NFA managed in the aggregate approximately $[____] billion in assets in various investment company and other accounts.

Subject to the supervision of NFA and the Board, one or more subadvisers will manage all or a portion of each Fund’s assets in accordance with each Fund’s investment objectives and strategies. With regard to the portion of a Fund’s assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

HighMark Capital Management, Inc. (“HighMark”) is the subadviser for both Funds and is located at 350 California Street, Suite 1600, San Francisco, CA 94104.  HighMark is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”) and is organized as a California corporation. HighMark is a subsidiary of MUFG Union Bank, N.A., which is a member of the Mitsubishi UFJ Financial Group, one of the world’s largest financial organizations.  As of June 30, 2015, HighMark had approximately $[__] billion in assets under management. HighMark (and its predecessors) have been providing investment management services to individuals, institutions and large corporations since 1919.

Kenneth Wemer and Derek Izuel are jointly responsible for the day-to-day management of the Target Fund.  Derek Izuel is responsible for the day-to-day management of the Acquiring Fund.

Mr. Wemer, CFA, is Director and Senior Portfolio Manager at HighMark and has been associated with HighMark since 2003.

Mr. Izuel, CFA, is Managing Director and Chief Equity Officer at HighMark and has been associated with HighMark since 2008.

The SAI for the Acquiring Fund and Target Fund, dated March 1, 2015 (as revised May 1, 2015),  provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.  For information on how to obtain a copy of the SAI for the Funds, please see the section entitled, “More Information About the Funds.”

What are the fees and expenses of each Fund and what might they be after the Transaction?

The following tables describe the fees and expenses that you may pay when buying and holding shares of the Funds, depending on the share class you hold, followed by those estimated to be charged with respect to the corresponding class of shares of the Acquiring Fund after the Transaction.  The operating expenses shown for the Target Fund and Acquiring Fund are based on expenses incurred during each Fund’s most recent fiscal year ended October 31, 2014, as restated to reflect current fees.  The tables below also include the pro forma expenses of the combined fund after the Transaction for the relevant share classes.

FEE TABLES FOR THE FUNDS*

Class A Shares
	Actual		Pro forma
	Target Fund– Class A	Acquiring Fund – Class A	Acquiring Fund - Class A After Transaction with Target Fund
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	5.75%	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses1	0.56%	0.45%	0.35%
Total Annual Fund Operating Expenses	1.41%	1.30%	1.20%
Fee Waiver/Expense Reimbursement	(0.14)%2	(0.08)% 3	None
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.27%	1.22%	1.20%

Class C Shares
	Actual		Pro forma
	Target Fund– Class C	Acquiring Fund – Class C	Acquiring Fund - Class C After Transaction with Target Fund
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses1	0.50%	0.38%	0.29%
Total Annual Fund Operating Expenses	2.10%	1.98%	1.89%
Fee Waiver/Expense Reimbursement	(0.23)%2	(0.16)%3	(0.07)% 3
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.87%	1.82%	1.82%

Institutional Class Shares
	Actual		Pro forma
	Target Fund– Institutional Class Shares	Acquiring Fund – Institutional Class Shares	Acquiring Fund - Institutional Class Shares After Transaction with Target Fund
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses1	0.45%	0.31%	0.23%
Total Annual Fund Operating Expenses	1.05%	0.91%	0.83%
Fee Waiver/Expense Reimbursement	(0.18)%2	(0.09)%3	(0.01)% 3
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.87%	0.82%	0.82%

Institutional Service Class Shares
	Actual		Pro forma
	Target Fund – Institutional Service Class Shares	Acquiring Fund – Institutional Service Class Shares	Acquiring Fund - Institutional Service Class Shares After Transaction with Target Fund
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses1	0.66%	0.32%	0.26%
Total Annual Fund Operating Expenses	1.26%	0.92%	0.86%

Fee Waiver/Expense Reimbursement	(0.24)%2	None	None
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.02%	0.92%	0.86%
* Actual expense ratios reflect annual fund operating expenses for the fiscal year ended October 31, 2014. Pro forma expenses are estimated as if the Transaction occurred April 30, 2015.
1  “Other Expenses” has been restated to reflect current fees.
2  The Trust and the Adviser have entered into a written contract limiting annual fund operating expenses to 1.27% for Class A shares, 1.87% for Class C shares, 0.87% for Institutional Class shares, and 1.02% for Institutional Services Class shares of the Target Fund until at least February 29, 2016. Under the expense limitation agreement, the level to which operating expenses are limited excludes any taxes, interest, brokerage commissions, acquired fund fees and expenses, short-sale dividend expenses, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Target Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Target Fund’ business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Target Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses.
3  The Trust and the Adviser have entered into a written contract limiting annual fund operating expenses to 1.22% for Class A shares, 1.82% for Class C shares and 0.82% for Institutional Class shares of the Acquiring Fund until at least February 29, 2016. Under the expense limitation agreement, the level to which operating expenses are limited excludes any taxes, interest, brokerage commissions, acquired fund fees and expenses, short-sale dividend expenses, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Acquiring Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Acquiring Fund’ business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Acquiring Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses.

Examples

These Examples are intended to help you compare the costs of investing in Target Fund shares with the cost of investing in Acquiring Fund shares of the comparable class, both before and after the Transaction.  The costs reflect the effects of expense limitation and/or fee waivers on the part of a Fund’s adviser for the period of the contractual expense limitation agreement.  Absent such arrangements, the costs would be higher.  The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods.  The Examples assume a 5% return each year and no change in expenses.  Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

Class A
	1 Year	3 Years	5 Years	10 Years
Target Fund – Class A Shares	$697	$983	$1,289	$2,157
Acquiring Fund – Class A Shares	692	956	1,240	2,046
Pro forma Acquiring Fund – Class A Shares (after the Transaction with Target Fund)	689	933	1,196	1,945

Class C
	1 Year	3 Years	5 Years	10 Years
Target Fund – Class C Shares	$290	$636	$1,108	$2,413
Acquiring Fund – Class C Shares	285	606	1,053	2,293
Pro forma Acquiring Fund – Class C Shares (after the Transaction with Target Fund)	285	587	1,015	2,206

Institutional Class
	1 Year	3 Years	5 Years	10 Years
Target Fund – Institutional Class Shares	$89	$316	$562	$1,266
Acquiring Fund – Institutional Class Shares	84	281	495	1,111
Pro forma Acquiring Fund – Institutional Shares (after the Transaction with Target Fund)	84	264	460	1,024

Institutional Service Class
	1 Year	3 Years	5 Years	10 Years
Target Fund – Institutional Service Class Shares	$104	$376	$669	$1,502
Acquiring Fund – Institutional Service Class Shares	94	293	509	1,131
Pro forma Acquiring Fund – Institutional Service Class Shares (after the Transaction with Target Fund)	87	273	476	1,060

You would pay the following expenses on the same investment if you did not sell your shares:

Class C
	1 Year	3 Years	5 Years	10 Years
Target Fund – Class C Shares	$190	$636	$1,108	$2,413
Acquiring Fund – Class C Shares	185	606	1,053	2,293
Pro forma Acquiring Fund – Class C Shares (after the Transaction with Target Fund)	185	587	1,015	2,206

These are just examples.  They do not represent past or future expenses or returns.  Each Fund pays its own operating expenses.  The effects of these expenses are reflected in the net asset value and are not directly charged to your account.  The expenses of each of the Funds comprise expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of the Trust that are allocated among the various series of the Trust.

How do the performance records of the Funds compare?

As described under the section “Reasons for the Transaction,” the Board considered a number of factors when reviewing the Plan and considering the Transaction.  The performance history of the Target Fund compared to the Acquiring Fund, as of December 31, 2014, was among the factors that the Board considered.

The performance histories of the Target Fund and Acquiring Fund, as of December 31, 2014 are shown below:

Annual Total Returns

Target Fund – Class A
12/31/2005	12/31/2006	12/31/2007	12/31/2008	12/31/2009	12/31/2010	12/31/2011	12/31/2012	12/31/2013	12/31/2014
11.39%	5.26%	10.05%	(36.21)%	35.33%	13.82%	(1.31)%	14.64%	22.58%	9.93%

Best Quarter:  14.68% - 1st  qtr. 2012
Worst Quarter:  -20.39% - 4th qtr. 2008

Acquiring Fund – Institutional Service Class Shares
12/31/2005	12/31/2006	12/31/2007	12/31/2008	12/31/2009	12/31/2010	12/31/2011	12/31/2012	12/31/2013	12/31/2014
6.01%	20.50%	(3.80)%	(36.05)%	28.53%	14.19%	1.03%	17.95%	29.98%	11.58%

Best Quarter:  17.24% - 2nd qtr. 2009
Worst Quarter:  -22.46% - 4th qtr. 2008

Average Annual Total Returns

	1 Year	5 Years	10 Years
Target Fund – Class A	3.57%	10.40%	6.21%
Acquiring Fund – Class A	5.17%	13.28%	6.53%

Target Fund –Class C	8.36%	10.98%	6.17%
Acquiring Fund – Class C	10.00%	13.88%	6.46%

Target Fund – Institutional Class	10.42%	11.99%	7.11%
Acquiring Fund – Institutional Class	12.07%	14.91%	7.45%

Target Fund – Institutional Service Class	10.28%	11.94%	7.09%
Acquiring Fund – Institutional Service Class	11.98%	14.89%	7.44%

Performance Benchmark For Target Fund
Russell 1000 Growth Index	13.05%	15.81%	8.49%

Performance Benchmark For Acquiring Fund
Russell 1000 Index	13.24%	15.64%	7.96%

Year-to-date total returns as of June 30, 2015:

Target Fund – Class A
Acquiring Fund – Class A

Target Fund –Class C
Acquiring Fund – Class C

Target Fund – Institutional Class
Acquiring Fund – Institutional Class

Target Fund – Institutional Service Class
Acquiring Fund – Institutional Service Class

Where can I find more financial information about the Funds?

The Target Fund’s and Acquiring Fund’s Annual Report contains a discussion of each Fund’s performance during their fiscal year ending October 31, 2014, and show per share information for each of the previous five fiscal years.  These documents, and the Funds’ most recent Semi-annual Report (as of April 30, 2015), are available upon request.  (See “More Information about the Funds”).

What are other key features of the Funds?

Investment Advisory Fees.  NFA is the investment adviser of each Fund.  NFA has entered into separate investment advisory agreements relating to each Fund.  The investment advisory fees for the Funds are:

Fund	Investment Advisory Fee
Target Fund Acquiring Fund
0.60% on assets up to $250 million;
0.575% on assets of $250 million and more
but less than $1 billion;
0.55% on assets of $1 billion and more
but less than $2 billion;
0.525% on assets of $2 billion and more
but less than $5 billion; and
0.50% for assets of $5 billion and more

As of [June 30, 2015], neither of the Funds has achieved sufficient asset size to qualify for investment advisory fee breakpoints detailed in the above chart.  NFA has contracted to waive a portion, if any, of the annual investment advisory fees payable by the Funds and to pay certain expenses of the Funds for the period through February 29, 2016, to the extent necessary to limit the total operating expenses of the appropriate class of each Fund to the levels described in the Fee Tables beginning on page 6.

NFA pays a subadvisory fee to each subadviser from the investment advisory fee NFA receives.

Distribution Services.  Nationwide Fund Distributors LLC (“NFD” or the “Distributor”), 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, serves as principal underwriter for both Funds in the continuous distribution of their shares pursuant to an Underwriting Agreement dated May 1, 2007.  In its capacity as principal underwriter, NFD solicits orders for the sale of shares, advertises and pays the costs of distribution, advertising, office space and the personnel involved in such activities.  NFD receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales charge and 12b-1 fee, if any, imposed upon the sale of shares of each Fund.  The Underwriting Agreement with the Trust covers both Funds.

Rule 12b-1 Plan.  The Trust has adopted a distribution plan under Rule 12b-1 (the “Rule 12b-1 Plan”) of the Investment Company Act of 1940 (the “1940 Act”) for each Fund’s Class A and Class C shares.  The Rule 12b-1 Plan permits each Fund to compensate NFD, as each Fund’s principal underwriter, for expenses associated with the distribution of Class A shares and Class C shares of the Funds. Although actual distribution expenses may be more or less, Class A and Class C shares pay NFD an annual fee under the Distribution Plan an amount equal to 0.25% and 1.00%, respectively.  The Rule 12b-1 Plan applies to both Funds.

Purchase, Exchange and Redemption Procedures.  Generally, there are no differences between each Fund’s procedures with regard to the purchase, exchange and redemption of Fund shares.  You may refer to the prospectus for each Fund under the section entitled “Investing with Nationwide Funds” for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges and redemptions of the Funds’ shares.  In summary, the purchase, exchange, and redemption price of each share of the Funds is its net asset value next determined after the order is received in good order by the Fund or its agent.  Shares may be redeemed or exchanged at any time, subject to certain restrictions.

Dividends, Distributions and Taxes. Generally, there are no differences between each Fund’s procedures with regard to dividends, distributions and taxes.  You may refer to the prospectus for the Funds under the section entitled “Distributions and Taxes.”  In summary, substantially all of each Fund’s net investment income, if any, is declared and paid as a dividend quarterly.  Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually.  All income and capital gain distributions are automatically reinvested in shares of the applicable Fund, unless you request in writing a payment in cash.

Sales Charges.  The sales charge structure for Class A and Class C shares of the Target Fund and the Acquiring Fund are identical.  Institutional Class and Institutional Service Class shares of the Funds are not subject to any sales charges.

Target Fund shareholders will not pay any sales charge as a result of the Transaction.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, POLICIES AND
PRINCIPAL RISKS

This section describes the investment objectives, principal strategies and the key investment policies of the Funds, and certain noteworthy differences between such objectives, principal strategies and policies, as well as the principal risks associated with such objectives, principal strategies and policies.  For a complete description of the Acquiring Fund’s principal strategies, policies and principal risks, you should read the Acquiring Fund Prospectus, which is included with this Prospectus/Information Statement.

Are there any significant differences between the investment objectives of the Target Fund compared to the

Acquiring Fund?

The Target Fund seeks long-term capital appreciation through investments in U.S. equity securities; current income is incidental, whereas the Acquiring Fund seeks long-term capital appreciation.  The Target Fund’s and Acquiring Fund’s investment objectives are non-fundamental and may be changed by the Board without shareholder approval upon 60 days’ written notice to shareholders.

Are there any significant differences between the principal strategies and policies of the Target Fund compared to the Acquiring Fund?

The principal strategies of the Funds have some similarities, but differ in some respects.  Both Funds generally invest in common stocks of large-cap U.S. companies.   However, the Target Fund considers a company to be a large-cap if the company’s capitalization is greater than $5 billion, while the Acquiring Fund considers a company to be large-cap if the company’s capitalization is equal to or greater than the top 60% of the companies that comprise the Russell 1000 Index (the smallest of which was $6.5 billion as of March 31, 2015).  Furthermore, the Target Fund selects stocks using a growth-oriented style of investing, while the Acquiring Fund invests in various types of stocks including those exhibiting either growth or value characteristics. Unlike the Target Fund, the Acquiring Fund may invest in futures and other derivatives to reduce the impact of any cash exposure on fund performance.  Both Funds are managed by the same subadviser.

Target Fund

The Target Fund invests primarily in common stocks of large capitalization U.S. companies the subadviser believes exhibit growth characteristics. In particular, the subadviser looks for companies with certain key attributes, which may include strong or improving profitability, sustainable competitive advantage, a healthy balance sheet and quality management.

Under normal circumstances, the Target Fund will invest at least 80% of its net assets in large-cap companies. The Target Fund generally considers a company to be a large-cap company if the company’s capitalization is greater than $5 billion. The Target Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. In addition to the securities described above, the Target Fund may invest up to 20% of its assets in foreign securities.

The Target Fund is classified as “diversified” under applicable federal law and will not concentrate its investments in any one industry.

Acquiring Fund

The Acquiring Fund invests primarily in common stocks of large-cap U.S. companies. Under normal circumstances, the Acquiring Fund will invest at least 80% of its net assets in equity securities of large-cap companies. The Acquiring Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. The Acquiring Fund considers large-cap companies as those whose capitalization is equal to or greater than the top 60% of the companies that comprise the Russell 1000 Index (the smallest of which was $6.5 billion as of March 31, 2015).

The subadviser uses an actively managed bottom-up stock selection process for choosing securities across a large-cap equity market universe. The subadviser selects securities using information-based analysis that takes into account activities of management, investors, and the market. The subadviser seeks to manage portfolio risk using a portfolio construction process that imposes active security and sector exposure limits while balancing overall portfolio risk versus expected excess return. The subadviser’s portfolio management process determines buy and sell decisions in an effort to maintain a well-diversified portfolio across all sectors with stocks that positively contribute to the overall risk profile of the portfolio. The subadviser’s sell discipline is utilized when an alternative opportunity emerges that better satisfies a well-diversified and risk-managed portfolio.

The Acquiring Fund may invest in futures and other derivative instruments to reduce the impact of any cash exposure on the Fund’s performance. The Acquiring Fund may invest up to 20% of its assets in foreign securities.

The Acquiring Fund is classified as “diversified” under applicable federal law and will not concentrate its investments in any one industry.

How do the fundamental investment restrictions of the Target Fund differ from the Acquiring Fund?

The Funds have adopted identical fundamental investment restrictions.  Neither Fund may change any of its fundamental investment restrictions without a prior majority vote of its shareholders.  The Acquiring Fund’s fundamental investment restrictions are listed in the Acquiring Fund’s Statement of Additional Information dated March 1, 2015 (as revised May 1, 2015) (1933 Act File No. 333-40455), which is incorporated by reference into the Statement of Additional Information relating to this Prospectus/Information Statement and is available upon request.

What are the principal risk factors associated with investments in the Funds?

Like all investments, an investment in either of the Funds involves risk.  There is no assurance that the Funds will meet their investment objectives.  A Fund’s ability to achieve its objective will depend, among other things, on the portfolio managers’ analytical and portfolio management skills.  If the value of the Fund’s investments goes down, you may lose money.

Investments in the Funds, as indicated below, are subject to the following principal risks:

Equity securities risk.  (Acquiring Fund and Target Fund) Stock markets are volatile.  The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Market and selection risks.  (Acquiring Fund and Target Fund) Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Selection risk is the risk that the securities selected by the Fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies.  This means you may lose money.

Foreign securities risk.  (Acquiring Fund and Target Fund) Investments in foreign securities may be more volatile, harder to price and less liquid than U.S. securities.  The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Derivatives risk. (Acquiring Fund only) Derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives may also be more difficult to purchase, sell or value than other instruments.

Futures – the prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

Growth style risk. (Target Fund only)  The Target Fund’s investment in growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

REASONS FOR THE TRANSACTION

NFA discussed the proposed reorganization of the Target Fund into the Acquiring Fund with the Funds’ Board at the Board’s June 2015 meeting. NFA advised the Board that the Transaction would allow Target Fund shareholders to continue to invest in a mutual fund with a similar investment program to that of the Target Fund.  In addition, NFA informed the Board that the increased assets in the Acquiring Fund following the Transaction may enable the Acquiring Fund, in the future, to operate more efficiently and at a lower expense ratio. Accordingly, NFA anticipates the potential for enhanced future distribution prospects.  NFA also informed the Board that the Acquiring Fund had better historical performance than the Target Fund.  NFA therefore believes that the Transaction is in the best interests of the shareholders of both the Target Fund and the Acquiring Fund.

The Board, including the Independent Trustees, of the Target Fund considered the following matters, among others, in unanimously approving the Transaction:

1.	The similarities of the Acquiring Fund’s and Target Fund’s investment objective, principal strategies, policies, restrictions and principal risks;
2.	The absolute and relative investment performance of the Funds as of March 31, 2015;
3.	The potential greater prospects of the larger combined fund for asset growth over time;
4.
That after the Transaction, each share class of the combined fund is anticipated to have a lower expense ratio (on a net basis) than the corresponding share class of the Target Fund, and that each share class of the combined fund is anticipated to have the same or lower expense ratio (on a net basis) than the expense ratio of the corresponding share class of the Acquiring Fund before the Transaction;

5.	The anticipated federal income tax consequences of the Transaction with respect to each Fund and its shareholders;
6.
That the Target Fund and the Acquiring Fund have the same investment adviser and subadviser and that the combined fund will continue to be managed by the same subadviser, pursuant to the Acquiring Fund’s current strategy, after the Transaction;

7.	The agreement by NFA to bear the costs (excluding brokerage costs, if any) related to the Transaction, including the costs associated with the delivery of this Prospectus/Information Statement;
8.	Shares of the Target Fund will be exchanged for shares of the Acquiring Fund on the basis of their respective net asset values; and
9.	Potential alternatives to the reorganization.

Based on its review of these factors and the other information presented to it, and on the basis of NFA’s recommendations, the Board, including all of the Trustees who are not “interested persons” (as defined in the 1940 Act) (the “Independent Trustees”) of the Funds, determined that the Transaction would be in the best interests of each Fund and that the interests of existing shareholders of each Fund would not be diluted as a result of effecting the Transaction.

INFORMATION ABOUT THE TRANSACTION AND THE PLAN

This is only a summary of the Plan and is qualified in its entirety by the Plan.  You should read the actual Plan relating to the Transaction, which is attached as Exhibit A to this Prospectus/Information Statement and is incorporated herein by reference.

How will the Transaction be carried out?

The Transaction will take place after the parties to the Plan satisfy various conditions.  On the Closing Date, the Target Fund will deliver to the Acquiring Fund all of its respective assets.  In exchange, the Trust, on behalf of the Target Fund, will receive the Acquiring Fund’s shares to be distributed pro rata to the Target Fund’s shareholders.  The value of the assets to be delivered to the Acquiring Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. (“NYSE”) (normally 4:00 p.m., Eastern Time) on the last business day prior to the Closing Date (the “Valuation Date”). Both Funds are subject to the same Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s net asset value.

The stock transfer books of the Target Fund will be permanently closed as of the close of business of the NYSE on the last business day before the Valuation Date.  The Target Fund will accept requests for redemption only if received in proper form before that time.  Requests received after that time will be considered requests to redeem shares of the Acquiring Fund.

To the extent permitted by law, the Plan may be amended at the direction of the Board.  The Board may also agree to terminate and abandon the Transaction at any time or may terminate and abandon the Transaction if certain conditions required under the Plan have not been satisfied.

Who will pay the expenses of the Transaction?

The expenses related to the Transaction (approximately $[109,730], excluding brokerage costs, if any) will be paid by NFA.  Brokerage costs, if any, following the merger will be paid by the Acquiring Fund, which ultimately are paid by all shareholders of the Acquiring Fund.

What are the tax consequences of the Transaction?

The following is a general summary of the material federal income tax consequences of the Transaction and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change.  These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.

The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code.  Based on certain assumptions and customary representations to be made on behalf of the Target Fund and Acquiring Fund, Stradley Ronon Stevens & Young, LLP (the Trust’s legal counsel) will, as a condition to the closing of the Transaction, provide a legal opinion to the effect that, for federal income tax purposes, (i) shareholders of the Target Fund will not recognize any gain or loss as a result of the exchange of their shares of the Target Fund for shares of the Acquiring Fund, (ii) the Acquiring Fund will not recognize any gain or loss upon receipt by the Acquiring Fund of the Target Fund’s assets, (iii) the Target Fund will not recognize any gain or loss upon the transfer of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund or upon the distribution of those Acquiring Fund shares to the shareholders of the Target Fund, (iv) the basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the basis of those assets in the hands of the Target Fund immediately prior to the Transaction, and the Acquiring Fund’s holding period in such assets will include the period during which such assets were held by the Target Fund and (v) the holding period and aggregate tax basis of the Acquiring Fund shares that are received by a Target Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Target Fund previously held by such shareholder. Such opinion of counsel may state that no opinion is expressed as to the effect of the Transaction on the Funds or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.

Opinions of counsel are not binding upon the IRS or the courts.  If the Transaction is consummated but does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the Acquiring Fund shares it received.

Target Fund Dividend Distribution. Prior to the closing of the Transaction, the Target Fund will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the Closing Date.

General Limitations on Capital Losses.  The tax attributes, including capital loss carryovers, of the Target Fund move to the Acquiring Fund in the Transaction.  The capital loss carryovers of the Target Fund and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-closing.  Under one such limitation, if a Fund has built-in gains at the time of the Transaction that are realized by the combined Fund in the five-year period following the Transaction, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of the other Fund.  It is not anticipated that other limitations on use of a Fund’s capital loss carryovers, if any, would be material, although that depends on the facts at the time of closing of the Transaction.    At April 30, 2015, neither the Target Fund nor the Acquiring Fund had any aggregate capital loss carryovers.

Net Unrealized Appreciation in Value; Realized But Undistributed Income and Gains.  Shareholders of the Target Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Transaction when such income and gains eventually are distributed by the Acquiring Fund.  As a result, shareholders of the Target Fund may receive a greater amount of taxable distributions than they would have had the Transaction not occurred.  In addition, if the Acquiring Fund, following the Transaction, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Target Fund, shareholders of the Target Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Transaction had not occurred.  At April 30, 2015, the Target Fund’s unrealized appreciation in value of investments as a percentage of its net asset value was 21.8% compared to the Acquiring Fund of 20.1%, and on a combined basis of 20.7%.

State and Local Taxes. You should consult your tax advisor about the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

What should I know about shares of the Target Fund and Acquiring Fund?

Upon the Closing of the Transaction, Class A shares, Class C shares, Institutional Class shares and Institutional Service Class shares of the Target Fund will merge with and into Class A shares, Class C shares, Institutional Class shares and Institutional Service Class shares, respectively, of the Acquiring Fund.  The different fees and expenses of each Class are provided above in the section “Fee Tables for the Funds.”

Full and fractional shares of the Acquiring Fund will be distributed to shareholders of the Target Fund in accordance with the procedures described above.  When issued, each share will be validly issued, fully paid, non-assessable and have full voting rights.  The shares of the Acquiring Fund will be recorded electronically in each shareholder’s account.  The Acquiring Fund will then send a confirmation to each shareholder.  The Acquiring Fund shares to be issued in the Transaction have the same rights and privileges as your shares of the Target Fund.

Like the Target Fund, the Acquiring Fund does not routinely hold annual meetings of shareholders.  The Acquiring Fund may hold special meetings for matters requiring shareholder approval.  A meeting of the Acquiring Fund’s shareholders may also be called at any time by the Chairperson, the President of the Trust, in the absence of the Chairperson, or any Vice President or other authorized officer of the Trust, in the absence of the Chairperson and the President.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

The following table sets forth, as of April 30, 2015, the separate capitalizations of the Target Fund and Acquiring Fund, and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Transaction.  The capitalization of the Acquiring Fund is likely to be different if and when the Transaction is actually consummated.

	Target Fund (unaudited)	Acquiring Fund (unaudited)	Pro Forma Adjustments to Capitalization1	Acquiring Fund after Transaction1 (estimated) (unaudited)
Net assets (all classes) Total shares outstanding	$39,422,185 4,423,805	$61,791,809 4,531,489	- (1,526,149)	$101,213,994 7,429,145

Class A net assets Class A shares outstanding Class A net asset value per share	$15,953,802 1,803,616 $8.85	$11,298,365 829,932 $13.61	- (631,404) -	$27,252,167 2,002,144 $13.61

Class C net assets Class C shares outstanding Class C net asset value per share	$2,207,071 293,914 $7.51	$1,106,768 84,141 $13.15	- (126,076) -	$3,313,839 251,979 $13.15

Institutional Class net assets Institutional Class shares outstanding Institutional Class net asset value per share	$329,873 36,118 $9.13	$61,841 4,532 $13.65	- (11,951) -	$391,714 28,699 $13.65

Institutional Service Class net assets Institutional Service Class shares outstanding Institutional Service Class net asset value per share	$20,931,439 2,290,157 $9.14	$49,324,835 3,612,884 $13.65	- (756,718) -	$70,256,274 5,146,323 $13.65

1	Reflects the conversion of Target Fund shares for Acquiring Fund shares as a result of the Transaction.

MORE INFORMATION ABOUT THE FUNDS

Fund Administration and Transfer Agency Services.  Under the terms of a Joint Fund Administration and Transfer Agency Agreement (the “Joint Administration Agreement”) dated May 1, 2010, Nationwide Fund Management LLC (“NFM”), an indirect wholly owned subsidiary of NFS, provides various administration and accounting services to the Funds and Nationwide Variable Insurance Trust (another trust also advised by NFA), including daily valuation of the Funds’ shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. NFM also serves as transfer agent and dividend disbursing agent for each of the Funds. NFM is located at 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. Under the Joint Administration Agreement, NFM is paid an annual fee for fund administration and transfer agency services based on the sum of the following: (i) the amount payable by NFM to J.P. Morgan Chase Bank, N.A. (“JPMorgan”) under the Sub-Administration Agreement between NFM and JPMorgan (see ”Sub-Administration” below) and (ii) the amount payable by NFM to U.S. Bancorp Fund Services, LLC (“US Bancorp”) under the Sub-Transfer Agent Servicing Agreement between NFM and US Bancorp (see “Sub-Transfer Agency” below); and (iii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust. In addition, the Trust also pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and Trust, including, but not limited to, the cost of pricing services that NMF utilizes.

Custodian.   JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10008, is the Custodian for the Funds and makes all receipts and disbursements under a Custody Agreement.  The Custodian performs no managerial or policy making functions for the Funds.

Additional Information.  More information about the Acquiring Fund and Target Fund (1933 Act File No. 333-40455 for the Acquiring Fund and Target Fund) is incorporated herein by reference and considered a part of this Prospectus/Information Statement as follows: (i) the Acquiring Fund and Target Fund Prospectus, dated March 1, 2015 (as revised May 1, 2015), is incorporated by reference herein; (ii) the Statement of Additional Information dated [September 8, 2015] (relating to this Prospectus/Information Statement), which has been filed with the SEC and  is incorporated by reference herein; (iii) the Target Fund’s and Acquiring Fund’s Annual Reports to Shareholders for the fiscal year ended October 31, 2014; and (iv) the Target Fund’s and Acquiring Fund’s Semiannual Report to Shareholders for the period ended April 30, 2015.  You may request free copies of the Statements of Additional Information (including any supplements), the Annual Reports and/or Semiannual Reports, which have been or will be filed with the SEC, by calling (800) 848-0920 or by writing to the Trust: 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406.

This Prospectus/Information Statement, which constitutes part of a Registration Statement filed by the Acquiring Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in such Registration Statement.  Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Fund and the shares it offers.  Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

Each Fund also files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act.  These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. 20549 (call 202-551-8090 for the SEC’s hours of operation).  Also, copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates or from the SEC’s Internet site at www.sec.gov.  To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

EXHIBITS TO

INFORMATION STATEMENT/PROSPECTUS

Exhibit

A	Plan of Reorganization for the Target Fund
B	Financial Highlights

EXHIBIT A

PLAN OF REORGANIZATION

This PLAN OF REORGANIZATION (the “Plan”), made as of this _____ day of ______________, 2015 is adopted by Nationwide Mutual Funds (the “Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, on behalf of two of its series, as set forth below:

Nationwide HighMark Large Cap Growth Fund (the “Acquired Fund”)	Nationwide HighMark Large Cap Core Equity Fund (the “Acquiring Fund”)
Class A	Class A
Class C	Class C
Institutional Class	Institutional Class
Institutional Service Class	Institutional Service Class

The reorganization (hereinafter referred to as the “Reorganization”) will consist of: (i) the acquisition by the NMF Trust on behalf of the Acquiring Fund of substantially all of the property, assets and goodwill of the Acquired Fund in exchange solely for the corresponding class of shares of common stock listed in the table above, no par value, of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (iii) the distribution of each class of the Acquiring Fund’s shares to the shareholders of its corresponding class of shares of the Acquired Fund, according to their respective interests, in complete liquidation of the Acquired Fund; and (iv) the liquidation and dissolution of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

1.	Sale and Transfer of Assets, Liquidation and Dissolution of the Acquired Fund

(a)           Subject to the terms and conditions of this Plan, the Trust, on behalf of the Acquired Fund, will sell, assign, convey, transfer and deliver to the Acquiring Fund, at the Closing provided for in Section 3, all of the then existing assets of the Acquired Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof, hereinafter called the “Valuation Date”), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) subject to clause (2), to discharge all of the Acquired Fund’s Liabilities (as defined below) on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and (2) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against the Acquired Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the Acquired Fund (hereinafter “Net Assets”).  The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date.  The Trust shall use commercially reasonable efforts to identify all of the Acquired Fund’s liabilities, debts, obligations and duties of any nature, whether accrued absolute, contingent or otherwise (“Liabilities”), prior to the Valuation Date and shall discharge all such known Liabilities on or prior to the Valuation Date.  To the extent that any Acquired Fund Liabilities are not discharged on or prior to the Valuation Date, the Acquiring Fund shall assume such Liabilities.

(b)           Subject to the terms and conditions of this Plan, the Trust shall deliver to the Acquired Fund the number of shares of each class of the Acquiring Fund determined by dividing the net asset value per share of the corresponding share class of the Acquired Fund as of Close of Business on the Valuation date by the net asset value per share of the corresponding class of the Acquiring Fund as of Close of Business on the Valuation Date, and

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multiplying the result by the number of outstanding shares of the corresponding Acquired Fund class as of Close of Business on the Valuation Date, provided, however, that the number of each class of shares of the Acquiring Fund to be so issued shall not exceed the number of shares determined by dividing the total Net Assets of the Acquired Fund, determined as of the Valuation Date, attributable to each class of shares of the Acquired Fund whose shareholders are receiving such shares, by the net asset value per share of the corresponding class of the Acquiring Fund as of the Valuation Date.  Each class of shares of the Acquiring Fund received shall be distributed pro rata to the shareholders of the corresponding class of the Acquired Fund of record as of the Close of Business on the Valuation Date.

(c)           As soon as practicable following the Closing, the Trust shall dissolve the Acquired Fund and distribute pro rata to the Acquired Fund’s shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the Acquiring Fund received by the Acquired Fund pursuant to this Section 1.  Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the Acquired Fund as of the Close of Business on the Valuation Date.  Fractional shares of beneficial interest of the Acquiring Fund shall be carried to the third decimal place.  No certificates representing shares of beneficial interest of the Acquiring Fund will be issued to shareholders of the Acquired Fund irrespective of whether such shareholders hold their shares in certificated form.

(d)           At the Closing, any outstanding certificate that, prior to Closing, represented shares of beneficial interest of the Acquired Fund, shall be cancelled and shall no longer evidence ownership thereof.

(e)           At the Closing, each shareholder of record of the Acquired Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(d) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Acquired Fund that such person had on such Distribution Record Date.

2.	Valuation

(f)           The value of the Acquired Fund’s Net Assets to be acquired by the Acquiring Fund hereunder shall be computed as of the Close of Business on the Valuation Date using the valuation procedures set forth in the Acquiring Fund’s currently effective prospectus and statement of additional information.

(g)           The net asset value of a share of beneficial interest of the Acquiring Fund Class A Shares, Acquiring Fund Class C Shares, Acquiring Fund Institutional Class Shares, and Acquiring Fund Institutional Service Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in the Acquiring Fund’s currently effective prospectus and statement of additional information.

(h)           The net asset value of a share of beneficial interest of the Acquired Fund Class A Shares, Acquired Fund Class C Shares, Acquired Fund Institutional Class Shares, and Acquired Fund Institutional Service Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the Acquiring Fund’s currently effective prospectus and statement of additional information.

3.	Closing and Valuation Date

The Valuation Date shall be [October 9], 2015, or such later date as the Trust may designate.  The Closing shall take place at the principal office of the Trust, at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, at approximately 9:00 a.m., Eastern time, on the first business day following the Valuation Date.  Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting

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shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund and the Acquiring Fund is practicable in the judgment of the Trust.  The Trust shall have provided for delivery as of the Closing of those Net Assets of the Acquired Fund to be transferred to the Acquiring Fund’s Custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10008.  Also, the Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its Acquired Fund Shares, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief.  The Trust shall issue and deliver a certificate or certificates evidencing the registered shares of the Acquiring Fund to be delivered at the Closing to said transfer agent or provide evidence that such shares of beneficial interest of the Acquiring Fund have been registered in an open account on the books of the Acquiring Fund.

4.	Necessary Findings of Fact by the Trust on behalf of the Acquired Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)           The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Acquired Fund, without par value.  Each outstanding share of the Acquired Fund is validly issued, fully paid, non-assessable and has full voting rights.

(b)           The financial statements appearing in the Acquired Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2014, and any subsequent financial statements, audited by PricewaterhouseCoopers LLP, and any unaudited financial statements, fairly present the financial position of the Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

(c)           The books and records of the Acquired Fund, including FASB ASC 740-10-25 (formerly FIN 48) work papers and supporting statements (“ASC 740 Workpapers”), made available to the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund.

(d)           The statement of assets and liabilities to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(e)           At the Closing, the Trust, on behalf of the Acquired Fund, will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(f)           The Trust has elected to treat the Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Acquired Fund is a  “fund” as defined in Section 851(g)(2) of the Code, has qualified for treatment as a RIC for each taxable year since its inception, and will so qualify as a RIC as of the Closing, and the consummation of the transaction contemplated by the Plan will not cause the Acquired Fund to fail to qualify as a RIC as  of the Closing. The Acquired Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

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(g)           There are no material contracts outstanding to which the Acquired Fund is a party, other than as disclosed in the Acquired Fund’s registration statement on Form N-1A filed with the Securities and Exchange Commission (the “Commission”) or the Acquired Fund’s Prospectus.

5.	Necessary Findings of Fact by the Trust on behalf of the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)           The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund.  Each outstanding share of the Acquiring Fund is fully paid, non-assessable and has full voting rights.  The shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable, and have full voting rights.

(b)           At the Closing, each class of shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

(c)           The statement of assets and liabilities of the Acquiring Fund to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the Acquiring Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(d)           At the Closing, the Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (c) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(e)           The books and records of the Acquiring Fund, including FASB ASC 740-10-25 (formerly FIN 48) work papers and supporting statements (“ASC 740 Workpapers”), made available to the Acquired Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Fund.

(f)           The Trust has elected to treat the Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, the Acquiring Fund will be a “fund” as defined in Section 851(g)(2) of the Code, has qualified for treatment as a RIC for each taxable year since its inception, and will so qualify as a RIC as of the Closing, and the consummation of the transaction contemplated by the Plan will not cause the Acquiring Fund to fail to qualify as a RIC from and after the Closing.  The Acquiring Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

(g)           There are no material contracts outstanding to which the Acquiring Fund is a party, other than as disclosed in the Acquiring Fund’s registration statement on Form N-1A filed with the Commission or the Acquiring Fund’s Prospectus.

6.	Necessary Findings of Fact by the Trust on behalf of the Acquired Fund and the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

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(a)           The Trust is a statutory trust created under the laws of the State of Delaware on September 1, 2004, and is validly existing and in good standing under the laws of that state.  The Trust, of which the Acquired Fund and the Acquiring Fund are separate series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

(b)           The Trust has the necessary trust power and authority to conduct its business and the business of the Acquired Fund and Acquiring Fund as such businesses are now being conducted.

(c)           The Trust is not a party to or obligated under any provision of its Amended and Restated Agreement and Declaration of Trust (“Agreement and Declaration of Trust”), By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

(d)           The Trust has full trust power and authority to enter into and perform its obligations under this Plan.  Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Plan have been validly authorized, and this Plan constitutes its legal and valid obligation.

(e)           The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

(f)           Neither the Trust, the Acquired Fund nor the Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(g)           There are no legal, administrative or other proceedings or investigations against the Trust, the Acquired Fund or the Acquiring Fund, or, to the Trust’s knowledge, threatened against any of them, that would materially affect their financial condition or their ability to consummate the transactions contemplated by this Plan.  The Trust, the Acquired Fund and the Acquiring Fund are not charged with or, to the Trust’s knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h)           The Trust has duly filed, on behalf of the Acquired Fund and the Acquiring Fund, as applicable, all Tax (as defined below) returns and reports (including information returns) that are required to have been filed by the Acquired Fund and the Acquiring Fund, respectively, and all such returns and reports accurately state, in all materials respects, the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Acquired Fund or the Acquiring Fund, as applicable.  The Trust has, on behalf of each of the Acquired Fund and the Acquiring Fund, paid or made provision and properly accounted for all Taxes (as defined below) shown to be due on such Tax returns and reports or on any actual or proposed deficiency assessments received with respect to the Acquired Fund or the Acquiring Fund.  The amounts established as provisions for Taxes in the books and records of each of the Acquired Fund and the Acquiring Fund as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or will be payable by the Acquired Fund or the Acquiring Fund, as applicable, for all periods or fiscal years (or portions thereof) ending on or before the Close of Business on the Valuation Date.  No Tax return filed by the Trust on behalf of the Acquired Fund or the Acquiring Fund is currently being audited by the Internal Revenue Service or by any state or local taxing authority.  To the knowledge of the Trust, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of either the Acquired Fund or the Acquiring Fund.  As used in this Plan, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto.

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(i)           All information provided by the Trust for inclusion in, or transmittal with, the prospectus and statement of additional information with respect to this Plan pursuant to which the Acquired Fund shareholders will be informed of the Reorganization, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

(j)           No consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Plan, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7.	Obligations of the Trust on behalf of the Acquired Fund

(a)           The Trust shall operate the business of the Acquired Fund as presently conducted between the date hereof and the Closing.

(b)           The Trust, on behalf of the Acquired Fund, shall not acquire the shares of beneficial interest of the Acquiring Fund for the purpose of making distributions thereof other than to the Acquired Fund’s shareholders.

(c)           The Trust shall file, by the date of the Closing, all of the Acquired Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d)           At the Closing, the Trust shall provide:

(1)           A statement of the respective tax basis and holding periods of all investments to be transferred by the Acquired Fund to the Acquiring Fund.

(2)           A copy (which may be in electronic form) of the Acquired Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder, and such information as the Acquiring Fund may reasonably request concerning Acquired Fund shares or Acquired Fund shareholders in connection with Acquiring Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Department of the Treasury (the “Treasury Regulations”) following the Closing for all of the shareholders of record of the Acquired Fund’s shares as of the Close of Business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan (the “Acquired Fund Shareholder Documentation”), certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

(3)           A copy of any other Tax books and records of the Acquired Fund necessary for purposes of preparing any Tax returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1)) required by law to be filed by the Acquiring Fund after the Closing.

(4)           If requested by the Trust on behalf of the Acquiring Fund, all FIN ASC 740 Workpapers and supporting statements pertaining to the Acquired Fund.

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(e)           If requested by the Trust on behalf of the Acquiring Fund, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income Tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code.

(f)           The Trust shall mail to each shareholder of record of the Acquired Fund as of the Valuation Date a prospectus and statement of additional information that complies in all material respects with the requirements of Form N-14.

(g)           At the Closing, the Trust shall provide the statement of the assets and liabilities described in Section 4(d) of this Plan in conformity with the requirements described in such Section.

(h)           The Acquired Fund has made available to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Acquired Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Acquired Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

(i)           As soon as is reasonably practicable after the Closing, the Acquired Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing.

(j)           The Acquiring Fund shall not take any action or cause any action to be taken (including, without limitation the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

(k)           The Acquired Fund will declare prior to the Valuation Date and pay before the date of the Closing, a dividend or dividends with a record and ex-dividend date on or prior to such Valuation Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (A) all of Acquired Fund’s investment company taxable income for the taxable year ended prior to the date of the Closing and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid), and (B) all of the Acquired Fund’s net capital gain recognized in its taxable year ended prior to the date of the Closing and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).

8.           Obligations of the Trust on behalf of the Acquiring Fund

(a)           The shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights deemed to have been created pursuant to this Plan.

(b)           The Trust shall operate the business of the Acquiring Fund as presently conducted between the date hereof and the Closing.

(c)           The Trust shall file, by the date of the Closing, all of the Acquiring Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(d)           At the Closing, the Trust shall provide the statement of assets and liabilities described in Section 5(c) of this Plan in conformity with the requirements described in such Section.

(e)           The Trust shall have filed with the Commission a registration statement relating to the shares of beneficial interest of the Acquiring Fund issuable hereunder, and shall have used its best efforts to provide

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that such registration statement becomes effective as promptly as practicable.  At the time such registration statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the registration statement becomes effective, and at the Closing, the prospectus and statement of additional information included in the registration statement did not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

(f)           The Acquiring Fund shall not take any action or cause any action to be taken (including, without limitation the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

9.	Conditions Precedent to be Fulfilled by the Trust on behalf of the Acquired Fund and the Acquiring Fund

The consummation of this Plan and the Reorganization hereunder shall be subject to the following respective conditions:

(a)           That (1) all the necessary findings of fact contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the performance of all obligations required by this Plan to be performed by the Trust shall have been performed at or prior to the Closing; and (3) the Trust shall have executed a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

(b)           The Trust shall provide a copy of the resolutions approving this Plan adopted by the Trust’s Board of Trustees, certified by the Secretary or equivalent officer.

(c)           That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the Reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of the Trust, the Acquired Fund or the Acquiring Fund or would prohibit the transactions contemplated hereby.

(d)           That the Acquired Fund shall have declared prior to the Valuation Date and paid before the date of the Closing, a dividend or dividends with a record and ex-dividend date on or prior to such Valuation Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (A) all of Acquired Fund’s investment company taxable income for the taxable year ended prior to the date of the Closing and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid), and (B) all of Acquired Fund’s net capital gain recognized in its taxable year ended prior to the date of the Closing and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).

(e)           That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the Acquired Fund or the Acquiring Fund.

(f)           That prior to or at the Closing, the Trust shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“SRSY”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the State of Delaware, the terms of this Plan and in accordance with customary representations provided by the Trust in certificates delivered to SRSY:

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(1)           The acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund in exchange solely for the Acquiring Fund shares, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(2)           No gain or loss will be recognized by the Acquired Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the voting shares of the Acquiring Fund pursuant to Section 361(a) and Section 357(a) of the Code;

(3)           No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Acquired Fund in exchange solely for the shares of the Acquiring Fund pursuant to Section 1032(a) of the Code;

(4)           No gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund shares by the Acquired Fund to its shareholders in complete liquidation pursuant to Section 361(c)(1) of the Code;

(5)           The tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the tax basis of these assets in the hands of the Acquired Fund immediately prior to the exchange pursuant to Section 362(b) of the Code;

(6)           The holding periods of the assets of the Acquired Fund received by the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code;

(7)           No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares in the Acquired Fund solely for the shares (including fractional shares to which they may be entitled) of the Acquiring Fund pursuant to Section 354(a) of the Code;

(8)           The aggregate tax basis of the Acquiring Fund shares to be received by each Acquired Fund shareholder (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the shares of the Acquired Fund exchanged therefor pursuant to Section 358(a)(1) of the Code;

(9)           The holding period of the Acquiring Fund shares to be received by each Acquired Fund shareholders (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the shareholder held the shares of the Acquired Fund as a capital asset on the date of the Reorganization pursuant to Section 1223(l) of the Code; and

(10)           The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations) the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

No opinion will be expressed as to the effect of the Reorganization on: (i) the Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting; and (ii) any Acquired Fund Shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

9

Such opinion shall contain such limitations as shall be in the opinion of SRSY appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 9(f).

(g)           That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Trust, to the effect that:

(1)           The Trust was created as a statutory trust under the laws of the State of Delaware on September 1, 2004 and is validly existing and in good standing under the laws of the State of Delaware;

(2)           The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

(3)           The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquired Fund and Acquiring Fund;

(4)           Assuming that the initial shares of beneficial interest of the Acquired Fund were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the Trust, and that all other such outstanding shares of the Acquired Fund were sold, issued and paid for in accordance with the terms of the Acquired Fund prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(5)           Assuming that the initial shares of beneficial interest of the Acquiring Fund were issued in accordance with the 1940 Act and the Trust’s Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the Acquiring Fund were sold, issued and paid for in accordance with the terms of the Acquiring Fund’s prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(6)           Such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, the Acquired Fund or the Acquiring Fund;

(7)           The shares of beneficial interest of the Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or the Acquiring Fund, and to such counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Plan;

(8)           To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws); and

(9)           Neither the execution nor performance of this Plan by the Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound.

In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

10

(h)           That the Trust’s registration statement with respect to the shares of beneficial interest of the Acquiring Fund to be delivered to the Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the registration statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(i)           That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.

(j)           That at the Closing, the Trust, on behalf of the Acquired Fund, transfers to the Acquiring Fund Net Assets of the Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Acquired Fund at the Close of Business on the Valuation Date.

(k)           The Acquired Fund will provide the Acquiring Fund with (1) a statement of the respective Tax basis and holding period of all investments to be transferred by the Acquired Fund to the Acquiring Fund, (2) the Acquired Fund Shareholder Documentation, (3) if requested by the Trust on behalf of the Acquiring Fund, all ASC 740 Workpapers pertaining to the Acquired Fund, (4) the Tax books and records of the Acquired Fund for purposes of preparing any returns required by law to be filed for Tax periods ending after the Closing, and (5) if requested by the Trust on behalf of the Acquiring Fund, a statement of earnings and profits as provided in Section 7(e).

10.	Fees and Expenses; Other Plans

The expenses of entering into and carrying out the provisions of this Plan, whether or not consummated, shall be borne by Nationwide Fund Advisors.

11.	Termination; Waiver; Order

(i)           Anything contained in this Plan to the contrary notwithstanding, the Trust may terminate this Plan and the Reorganization may be abandoned at any time prior to the Closing.

(j)           If the transactions contemplated by this Plan have not been consummated by December 31, 2015, this Plan shall automatically terminate on that date, unless a later date is established by the Trust.

(k)           In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Trust or its trustees, officers, agents or shareholders in respect of this Plan.

(l)           At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Trust.

(m)            The respective necessary findings of fact and obligations contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan, and neither the Trust, nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such necessary findings of fact or obligations after the Closing.  This provision shall not protect any officer, trustee, agent or shareholder of the Trust against any liability for which such officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

(n)           If any order or orders of the Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such further vote is required by applicable law.

11

12.           Liability of the Trust

The Trust acknowledges that: (i) all obligations of the Trust under this Plan are binding only with respect to the Trust, the Acquired Fund and the Acquiring Fund; (ii) any liability of the Trust under this Plan with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; (iii) any liability of the Trust under this Plan with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund; and (iv) no other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein, and that neither the Trust, the Acquired Fund nor the Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of any other series of the Trust.

13.           Final Tax Returns and Forms 1099 of the Acquired Fund

(o)           After the Closing, the Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Trust with respect to the Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

(p)           Any expenses incurred by the Trust or the Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Acquired Fund to the extent such expenses have been or should have been accrued by the Acquired Fund in the ordinary course without regard to the Reorganization contemplated by this Plan; any excess expenses shall be borne by Nationwide Fund Advisors at the time such Tax returns and Forms 1099 are prepared.

14.	Amendments

This Plan may only be amended in writing at the direction of the Board of Trustees of the Trust.

15.           Governing Law

This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

The Trust has adopted this Plan of Reorganization and it shall be deemed effective, all as of the day and year first-above written.

Nationwide Mutual Funds, on behalf of Nationwide HighMark Large Cap Core Equity Fund and Nationwide HighMark Large Cap Growth Fund

By _________________________________________________
Michael S. Spangler, President and Chief Executive Officer

Acknowledged by Nationwide Fund Advisors

By  ________________________________________________
Michael S. Spangler, President

12

EXHIBIT B
FINANCIAL HIGHLIGHTS

The financial highlight tables are intended to help you understand the Nationwide HighMark Large Cap Growth Fund’s and Nationwide HighMark Large Cap Core Equity Fund’s financial performance for the past five fiscal years and are included in the each Fund’s prospectus, which are each incorporated herein by reference.  The financial highlights tables below provide additional information for the most recent six-month semi-annual reporting period.  The information for the six-month semi-annual reporting periods is unaudited.  The fiscal year end of the Funds is October 31, and, accordingly, their financial highlights tables below contain information for the six-month period ended April 30, 2015.

Nationwide HighMark Large Cap Growth Fund
Selected data for each share of capital outstanding throughout the periods indicated.

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Portfolio Turnover(f)
Class A Shares
Six Months Ended April 30, 2015(g) (Unaudited)	$14.55	0.01	0.39	0.40	(0.04)	(6.06)	(6.10)	$8.85	5.57%	$15,953,802	1.27%	0.15%	1.45%	17.32%
Period Ended October 31, 2014(g)(h)	$13.95	—	0.60	0.60	—	—	—	$14.55	4.30%	$16,584,738	1.27%	0.08%	1.65%	3.75%
Year Ended July 31, 2014(g)	$12.61	0.01	1.56	1.57	(0.09)	(0.14)	(0.23)	$13.95	12.60%	$16,293,038	1.27%	0.07%	1.34%	40.70%
Year Ended July 31, 2013(g)	$11.23	0.07	1.33	1.40	(0.02)	—	(0.02)	$12.61	12.45%	$16,839,693	1.27%	0.58%	1.49%	41.00%
Year Ended July 31, 2012(g)	$10.12	0.02	1.09	1.11	—	—	—	$11.23	10.97%	$16,721,772	1.27%	0.17%	1.52%	53.00%
Year Ended July 31, 2011(g)	$8.64	—	1.57	1.57	(0.09)	—	(0.09)	$10.12	18.16%	$16,620,770	1.27%	(0.05)%	1.49%	41.00%
Year Ended July 31, 2010(g)	$7.74	0.08	0.89	0.97	(0.07)	—	(0.07)	$8.64	12.48%	$19,881,394	1.25%	0.89%	1.46%	34.00%
Class C Shares
Six Months Ended April 30, 2015(g) (Unaudited)	$13.28	(0.02)	0.32	0.30	(0.01)	(6.06)	(6.07)	$7.51	5.20%	$2,207,071	1.87%	(0.43)%	2.18%	17.32%
Period Ended October 31, 2014(g)(h)	$12.75	(0.02)	0.55	0.53	—	—	—	$13.28	4.16%	$2,798,571	1.87%	(0.52)%	2.35%	3.75%
Year Ended July 31, 2014(g)	$11.57	(0.06)	1.43	1.37	(0.05)	(0.14)	(0.19)	$12.75	11.95%	$2,709,588	1.87%	(0.53)%	1.99%	40.70%
Year Ended July 31, 2013(g)	$10.35	—	1.22	1.22	—	—	—	$11.57	11.79%	$2,787,128	1.87%	(0.02)%	1.99%	41.00%
Year Ended July 31, 2012(g)	$9.38	(0.04)	1.01	0.97	—	—	—	$10.35	10.34%	$2,629,339	1.87%	(0.43)%	2.02%	53.00%
Year Ended July 31, 2011(g)	$8.02	(0.06)	1.45	1.39	(0.03)	—	(0.03)	$9.38	17.36%	$2,860,809	1.87%	(0.65)%	1.99%	41.00%
Year Ended July 31, 2010(g)	$7.21	0.02	0.84	0.86	(0.05)	—	(0.05)	$8.02	11.88%	$3,250,012	1.85%	0.29%	1.96%	34.00%
Institutional Service Class Shares(i)
Six Months Ended April 30, 2015(g) (Unaudited)	$14.83	0.02	0.41	0.43	(0.06)	(6.06)	(6.12)	$9.14	5.68%	$20,931,439	1.02%	0.41%	1.21%	17.32%
Period Ended October 31, 2014(g)(h)	$14.21	0.02	0.60	0.62	—	—	—	$14.83	4.36%	$24,199,818	1.02%	0.44%	1.40%	3.75%
Year Ended July 31, 2014(g)	$12.85	0.05	1.58	1.63	(0.13)	(0.14)	(0.27)	$14.21	12.83%	$39,822,695	1.02%	0.33%	1.13%	40.70%
Year Ended July 31, 2013(g)	$11.45	0.10	1.36	1.46	(0.06)	—	(0.06)	$12.85	12.80%	$52,843,472	1.01%	0.84%	1.24%	41.00%
Year Ended July 31, 2012(g)	$10.31	0.05	1.11	1.16	(0.02)	—	(0.02)	$11.45	11.25%	$53,069,738	1.01%	0.43%	1.27%	53.00%
Year Ended July 31, 2011(g)	$8.81	0.02	1.60	1.62	(0.12)	—	(0.12)	$10.31	18.41%	$57,206,982	1.01%	0.21%	1.24%	41.00%
Year Ended July 31, 2010(g)	$7.87	0.10	0.91	1.01	(0.07)	—	(0.07)	$8.81	12.82%	$60,078,249	0.99%	1.16%	1.21%	34.00%
Institutional Class Shares
Six Months Ended April 30, 2015(g) (Unaudited)	$14.83	(0.01)	0.44	0.43	(0.07)	(6.06)	(6.13)	$9.13	5.71%	$329,873	0.87%	(0.12)%	1.08%	17.32%
Period Ended October 31, 2014(g)(h)	$14.20	0.02	0.61	0.63	—	—	—	$14.83	4.44%	$11,866	0.87%	0.48%	1.32%	3.75%
Period Ended July 31, 2014(g)(j)	$13.29	0.05	1.16	1.21	(0.16)	(0.14)	(0.30)	$14.20	9.27%	$11,221	0.87%	0.39%	0.96%	40.70%

Amounts designated as "–" are zero or have been rounded to zero.

1

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Per share calculations were performed using average shares method.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

2

 Nationwide HighMark Large Cap Core Equity Fund
Selected data for each share of capital outstanding throughout the periods indicated.

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Portfolio Turnover(f)
Class A Shares
Six Months Ended April 30, 2015(g) (Unaudited)	$13.66	0.05	0.46	0.51	(0.11)	(0.45)	(0.56)	$13.61	4.06%	$11,298,365	1.22%	0.81%	1.27%	30.19%
Period Ended October 31, 2014(g)(h)	$13.19	0.02	0.45	0.47	—	—	—	$13.66	3.56%	$12,154,734	1.22%	0.58%	1.46%	10.45%
Year Ended July 31, 2014(g)	$11.43	0.09	1.71	1.80	(0.04)	—	(0.04)	$13.19	15.72%	$11,954,280	1.22%	0.70%	1.34%	47.69%
Year Ended July 31, 2013(g)	$9.17	0.10	2.25	2.35	(0.09)	—	(0.09)	$11.43	25.80%	$9,799,235	1.22%	0.96%	1.45%	63.00%
Year Ended July 31, 2012(g)	$8.47	0.06	0.71	0.77	(0.07)	—	(0.07)	$9.17	9.12%	$3,537,695	1.23%	0.72%	1.53%	78.00%
Year Ended July 31, 2011(g)	$7.23	0.07	1.24	1.31	(0.07)	—	(0.07)	$8.47	18.15%	$3,027,452	1.25%	0.79%	1.48%	68.00%
Year Ended July 31, 2010(g)	$6.38	0.06	0.85	0.91	(0.06)	—	(0.06)	$7.23	14.27%	$2,640,213	1.23%	0.85%	1.47%	93.00%
Class C Shares
Six Months Ended April 30, 2015(g) (Unaudited)	$13.21	0.01	0.45	0.46	(0.07)	(0.45)	(0.52)	$13.15	3.75%	$1,106,768	1.82%	0.21%	1.99%	30.19%
Period Ended October 31, 2014(g)(h)	$12.78	—	0.43	0.43	—	—	—	$13.21	3.36%	$1,293,302	1.82%	(0.05)%	2.13%	10.45%
Year Ended July 31, 2014(g)	$11.11	0.01	1.67	1.68	(0.01)	—	(0.01)	$12.78	15.09%	$1,008,150	1.82%	0.11%	1.99%	47.69%
Year Ended July 31, 2013(g)	$8.92	0.04	2.19	2.23	(0.04)	—	(0.04)	$11.11	25.01%	$995,957	1.82%	0.36%	1.95%	63.00%
Year Ended July 31, 2012(g)	$8.24	0.01	0.69	0.70	(0.02)	—	(0.02)	$8.92	8.47%	$765,173	1.83%	0.12%	2.03%	78.00%
Year Ended July 31, 2011(g)	$7.03	0.02	1.21	1.23	(0.02)	—	(0.02)	$8.24	17.48%	$639,507	1.85%	0.19%	1.98%	68.00%
Year Ended July 31, 2010(g)	$6.21	0.02	0.82	0.84	(0.02)	—	(0.02)	$7.03	13.50%	$440,991	1.83%	0.25%	1.97%	93.00%
Institutional Service Class Shares(i)
Six Months Ended April 30, 2015(g) (Unaudited)	$13.71	0.08	0.45	0.53	(0.14)	(0.45)	(0.59)	$13.65	4.24%	$49,324,835	0.81%	1.22%	0.81%	30.19%
Period Ended October 31, 2014(g)(h)	$13.23	0.03	0.45	0.48	—	—	—	$13.71	3.63%	$52,804,909	0.97%	0.83%	1.08%	10.45%
Year Ended July 31, 2014(g)	$11.46	0.12	1.72	1.84	(0.07)	—	(0.07)	$13.23	16.04%	$50,826,838	0.97%	0.95%	1.05%	47.69%
Year Ended July 31, 2013(g)	$9.19	0.13	2.26	2.39	(0.12)	—	(0.12)	$11.46	26.21%	$49,991,919	0.93%	1.25%	1.20%	63.00%
Year Ended July 31, 2012(g)	$8.49	0.09	0.70	0.79	(0.09)	—	(0.09)	$9.19	9.39%	$59,041,609	0.93%	1.02%	1.28%	78.00%
Year Ended July 31, 2011(g)	$7.24	0.09	1.25	1.34	(0.09)	—	(0.09)	$8.49	18.63%	$53,369,484	0.96%	1.09%	1.23%	68.00%
Year Ended July 31, 2010(g)	$6.39	0.08	0.85	0.93	(0.08)	—	(0.08)	$7.24	14.56%	$55,593,087	0.95%	1.13%	1.22%	93.00%
Institutional Class Shares
Six Months Ended April 30, 2015(g) (Unaudited)	$13.71	0.08	0.46	0.54	(0.15)	(0.45)	(0.60)	$13.65	4.29%	$61,841	0.82%	1.18%	0.91%	30.19%
Period Ended October 31, 2014(g)(h)	$13.22	0.03	0.46	0.49	—	—	—	$13.71	3.71%	$48,247	0.82%	0.98%	1.08%	10.45%
Period Ended July 31, 2014(g)(j)	$11.73	0.13	1.44	1.57	(0.08)	—	(0.08)	$13.22	13.44%	$46,542	0.82%	1.12%	0.92%	47.69%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Per share calculations were performed using average shares method.
(h)	For the period from August 1, 2014 through October 31, 2014.

3

(i)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

4

PART B
STATEMENT OF ADDITIONAL INFORMATION
[September 8, 2015]

NATIONWIDE MUTUAL FUNDS
1000 Continental Drive, Suite 400
King of Prussia, PA 19406
(800) 848-0920
www.nationwide.com/mutualfunds

Nationwide HighMark Large Cap Growth Fund

This Statement of Additional Information (“SAI”) relates to the [September 8, 2015] Combined Prospectus/Information Statement (the “Prospectus/Information Statement”) for the Nationwide HighMark Large Cap Growth Fund (the “Target Fund”), which describes a reorganization (the “Transaction”) of the Target Fund into the Nationwide HighMark Large Cap Core Equity Fund (the “Acquiring Fund”).  Both the Target Fund and the Acquiring Fund are series of Nationwide Mutual Funds (the “Trust”).  As a result of the Transaction, Target Fund shareholders will be issued shares of the Acquiring Fund (“Acquiring Fund Shares”) as shown below.

Target Fund	Acquiring Fund
Nationwide HighMark Large Cap Growth Fund	Nationwide HighMark Large Cap Core Equity Fund
Class A	Class A
Class C	Class C
Institutional Class	Institutional Class
Institutional Service Class	Institutional Service Class

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Pospectus/Information Statement relating specifically to the Transaction.  A copy of the Prospectus/Information Statement may be obtained upon request and without charge by calling the Trust at (800) 848-0920.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Information Statement.  The Transaction will occur in accordance with the terms of the Plan of Reorganization.

1

Table of Contents

GENERAL INFORMATION	3
INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE SAI	3
PRO FORMA FINANCIAL INFORMATION	4

2

General Information

This SAI relates to (i) the transfer of substantially all of the property, assets and goodwill of the Target Fund to the Acquiring Fund, in exchange for shares of the designated classes of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of all of the Target Fund’s liabilities; (iii) the distribution of Acquiring Fund Shares to the shareholders of the Target Fund; and (iv) the termination, dissolution and complete liquidation of the Target Fund as soon as practicable after the closing.  The reorganization of the Target Fund into the Acquiring Fund is currently expected to occur on or around [October 12], 2015, at which time there will be a pro rata distribution of Acquiring Fund Shares to the shareholders of the Target Fund according to their interests in complete liquidation of the Target Fund.  Further information is included in the Prospectus/Information Statement and in the documents, listed below, that are incorporated by reference into this SAI.

Incorporation of Documents by Reference into the SAI

This SAI incorporates by reference the following documents, which have each been filed with the U.S. Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

1.
Statement of Additional Information dated March 1, 2015, (as revised May 1, 2015), as supplemented and amended to date, with respect to the Target Fund (previously filed on EDGAR, Accession No, 001193125-15-165384).

2.
The audited financial statements and related report of the independent registered accounting firm included in the Target Fund’s Annual Report to Shareholders for the reporting period ended October 31, 2014 (previously filed on EDGAR, Accession No. 0001193125-14-455374). No other parts of the Annual Report are incorporated herein by reference.

3.
The financial statements included in the Target Fund’s Semi-Annual Report to Shareholders for the reporting period ended April 30, 2015 (previously filed on EDGAR, Accession No._______________).  No other parts of the Semi-Annual Report are incorporated herein by reference.

4.
Statement of Additional Information dated March 1, 2015, (as revised May 1, 2015), as supplemented and amended to date, with respect to the Acquiring Fund (previously filed on EDGAR, Accession No. 0001193125-14-455374).

5.
The audited financial statements and related report of the independent registered accounting firm included in the Acquiring Fund’s Annual Report to Shareholders for the reporting period ended October 31, 2014 (previously filed on EDGAR, Accession No. 0001193125-14-455374).  No other parts of the Annual Report are incorporated herein by reference.

6.
The financial statements included in the Acquiring Fund’s Semi-Annual Report to Shareholders for the reporting period ended April 30, 2015 (previously filed on EDGAR, Accession No. ____________).  No other parts of the Semi-Annual Report are incorporated herein by reference.

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PRO FORMA FINANCIAL INFORMATION

The financial highlight tables are intended to help you understand the financial performance of the Nationwide HighMark Large Cap Growth Fund (“Target Fund”) and Nationwide HighMark Large Cap Core Equity Fund (“Acquiring Fund”) for the past five fiscal years and are included in the Acquiring Fund’s prospectus and Target Fund’s prospectus which are each incorporated herein by reference.  The Acquiring Fund’s prospectus also accompanies this Prospectus/Information Statement.  The pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Transaction had been consummated.  These pro forma numbers have been estimated in good faith based on information regarding the Acquiring Fund and the Target Fund for the twelve-month period ended April 30, 2015.  The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Funds, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Transaction

The unaudited pro forma information for the twelve-month period ended April 30, 2015, has been prepared to give effect to the proposed Transaction pursuant to the Plan as if it had been consummated on May 1, 2014.

Basis of Pro Forma Financial Information

On June 10, 2015, the Board approved the Plan by which the Target Fund will transfer all of its assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the Acquiring Fund will assume all of the liabilities of the Target Fund.  Target Fund shareholders will receive the class of Acquiring Fund Shares indicated in Table 1 below.  The Acquiring Fund will issue Acquiring Fund Shares with an aggregate net asset value equal to the aggregate value of the net assets that it receives from the Target Fund, as determined pursuant to the terms of the Plan.  All Acquiring Fund Shares delivered to the Target Fund will be delivered at net asset value without a sales load, commission or other similar fee being imposed.  Immediately following the transfer, the Acquiring Fund Shares received by the Target Fund will be distributed pro rata, on what is expected to be a tax-free basis for U.S. federal income tax purposes, to the shareholders of the Target Fund in proportion to their holdings of shares of the Target Fund.

Under U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, and the results of operations of the surviving fund for pre-organization periods will not be restated.  The Acquiring Fund will be the accounting survivor of the Transaction for financial statement purposes.

Table 1 – Reorganization Shares

Target Fund Shares	Acquiring Fund Shares

Target Fund Class A	Acquiring Fund Class A

Target Fund Class C	Acquiring Fund Class C

Target Fund Institutional Class	Acquiring Fund Institutional Class

Target Fund Institutional Service Class	Acquiring Fund Institutional Service Class

Table 2 – Target Fund’s and Acquiring Fund’s Net Assets as of April 30, 2015

The Table below shows the net assets of the Target Fund, the Acquiring Fund, and the pro forma combined net assets assuming the Transaction is completed as of April 30, 2015.

Target Fund Net Assets	Acquiring Fund Net Assets	Pro Forma Combined Net Assets after Transaction with Target Fund
$39,422,185	$61,791,809	$101,213,994

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Pro Forma Adjustments

The table below reflects needed adjustments to expenses of the pro forma combined funds as if the Transaction had taken place on May 1, 2014.  The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund, and have been prepared in accordance with U.S. generally accepted accounting principles, which require management to make estimates and assumptions that affect this information.  Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees	-
Accounting, custody and administration fees1	$(84,999)
Transfer and disbursing agent fees2	$(500)
Professional fees3	$(64,161)
Trustee fees	-
Distribution and/or service fees – Class A	-
Distribution and/or service fees – Service Class	-
Distribution and/or service fees – Class C	-
Miscellaneous fees4	$(77,519)
Fee waiver/reimbursements5	$92,840
1	Administrative fees were adjusted to eliminate duplicative costs of administering two funds pursuant to the accounting, custody and administrative services agreements.

2	Transfer and disbursing agent fees were adjusted to eliminate duplicative costs of administering two funds pursuant to the transfer agency services agreement.

3	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

4	Miscellaneous fees were reduced to eliminate the effects of duplicative fees for other services.

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During the twelve-month period ended April 30, 2015, NFA has agreed to limit operating expenses of the Acquiring Fund and the Target Fund in order to limit each Fund’s average expenses for the year.  The adjustments reflect the impact of the increase (decrease) in pro forma operating expenses on the expense limitation agreement in effect during the period.

Accounting Policy

No significant accounting policies will change as a result of the Transaction, specifically, policies regarding valuation of portfolio securities of Subchapter M of the Internal Revenue Code of 1986, as amended.

Transaction Costs

The cost of the Transaction, including any costs directly associated with preparing, filing, printing and distributing to the shareholders of the Target Fund all materials relating to the Transaction as well as the conversion costs associated with the Transaction, will be borne by NFA.

Capital Loss Carryforwards

At April 30, 2015, neither the Target Fund nor the Acquiring Fund had any aggregate capital loss carryforwards.

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PART C

OTHER INFORMATION

Item 15.
Indemnification.  Indemnification provisions for officers, directors and employees of Registrant are set forth in Article VII, Section 2 of the Second Amended and Restated Agreement and Declaration of Trust, amended and restated as of June 17, 2009. See Item 16(1)(a) below.

The Trust has entered into indemnification agreements with each of the trustees and certain of its officers.  The indemnification agreements provide that the Trust will indemnify the indemnitee for and against any and all judgments, penalties, fines, and amounts paid in settlement, and all expenses actually and reasonably incurred by indemnitee in connection with a proceeding that the indemnitee is a party to or is threatened to be made a party to (other than certain exceptions specified in the agreements), to the maximum extent not expressly prohibited by Delaware law or applicable federal securities law and regulations (including without limitation Section 17(h) of the 1940 Act and the rules and regulations issued with respect thereto by the U.S. Securities and Exchange Commission). The Trust also will indemnify indemnitee for and against all expenses actually and reasonably incurred by indemnitee in connection with any proceeding to which indemnitee is or is threatened to be made a witness but not a party.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act” or “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A, indicated below, except as noted:

(1)           Copies of the charter of the Registrant now in effect;

(a)
Second Amended and Restated Agreement and Declaration of Trust, amended and restated as of June 17, 2009, (the “Amended Declaration”), of Registrant, Nationwide Mutual Funds (the “Trust”), a Delaware Statutory Trust, previously filed as Exhibit EX-28.a with the Trust’s registration statement on November 17, 2009, is hereby incorporated by reference.

(i)
Amending Resolutions dated September 14, 2010, to the Amended Declaration, pertaining to the Nationwide Destination 2055 Fund, previously filed as Exhibit EX-28.a.1 with the Trust’s registration statement on September 15, 2010, is hereby incorporated by reference.

(ii)
Amending Resolutions dated June 15, 2011, to the Amended Declaration, pertaining to the Nationwide Small Company Growth Fund previously filed as Exhibit EX-28.a.2 with the Trust’s registration statement on July 1, 2011, is hereby incorporated by reference.

(iii)	Amending Resolutions dated September 14, 2010, to the Amended Declaration, pertaining to the Nationwide Portfolio Completion Fund (formerly, Alternatives Allocation Fund), previously filed as Exhibit

EX-28.a.3 with the Trust’s registration statement on September 16, 2011, is hereby incorporated by reference.

(iv)
Amending Resolutions dated March 9, 2012, to the Amended Declaration, pertaining to the Nationwide Global Equity Fund and Nationwide High Yield Bond Fund, previously filed as Exhibit EX-28.a.4 with the Trust’s registration statement on July 2, 2012, is hereby incorporated by reference.

(v)
Amending Resolutions dated June 13, 2012, to the Amended Declaration, pertaining to the Nationwide Inflation-Protected Securities Fund, previously filed as Exhibit EX-28.a.5 with the Trust’s registration statement on September 14, 2012, is hereby incorporated by reference.

(vi)
Amending Resolutions dated September 6, 2012, to the Amended Declaration, pertaining to the Nationwide Core Plus Bond Fund and Nationwide Emerging Markets Equity Fund, previously filed as Exhibit EX-28.a.6 with the Trust’s registration statement on December 14, 2012, is hereby incorporated by reference.

(vii)
Amending Resolutions dated March 28, 2013, to the Amended Declaration, pertaining to the Nationwide Geneva Mid Cap Growth Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide HighMark Value Fund, Nationwide Bailard International Equities Fund, Nationwide HighMark Short Term Bond Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard Technology & Science Fund, Nationwide Ziegler NYSE Arca Tech 100 Index Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide HighMark Small Cap Core Fund, Nationwide HighMark Large Cap Growth Fund, Nationwide HighMark Balanced Fund, Nationwide Ziegler Equity Income Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, Nationwide HighMark National Intermediate Tax Free Bond Fund, Nationwide Ziegler Wisconsin Tax Exempt Fund, Nationwide HighMark Bond Fund, previously filed as Exhibit EX-28.a.7 with the Trust registration statement on June 17, 2013, is hereby incorporated by reference.

(viii)
Amending Resolutions dated December 11, 2013, to the Amended Declaration, pertaining to the Nationwide Bailard Emerging Markets Equity Fund and Nationwide Diverse Managers Fund, previously filed as Exhibit EX-28.a.8 with the Trust registration statement on April 3, 2014, is hereby incorporated by reference.

(ix)
Amending Resolutions dated March 11, 2014, to the Amended Declaration, pertaining to the Nationwide Herndon Mid Cap Value Fund, previously filed as Exhibit EX-28.a.9 with the Trust’s registration on July 9, 2014, is hereby incorporated by reference.

(x)
Amending Resolutions dated June 11, 2014, to the Amended Declaration, pertaining to the Nationwide Destination 2060 Fund, previously filed as Exhibit EX-28.a.10 with the Trust’s Registration Statement on September 22, 2014.

(2)           Copies of the existing bylaws or corresponding instrument of the Registrant;

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(a)
Second Amended and Restated Bylaws, amended and restated as of June 17, 2009 (the “Amended Bylaws”), of the Trust, previously filed as Exhibit EX-28.b with the Trust’s registration statement on November 17, 2009, is hereby incorporated by reference.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not Applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)
Form of Plan of Reorganization of the Registrant, on behalf of its series’ the Nationwide HighMark Large Cap Core Equity Fund and the Nationwide HighMark Large Cap Growth Fund, is filed as Exhibit A to the Combined Information Statement/Prospectus and is filed herewith.

(5)
Copies of all instruments defining the rights of holders of the securities being registered including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)
Certificates for shares are not issued. Articles III, V and VI of the Amended Declaration and Article VII of the Amended Bylaws incorporated by reference to Exhibit 1(a) and 2(a), respectively, hereto, define the rights of holders of shares.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Investment Advisory Agreement dated May 1, 2007 pertaining to certain series of the Trust currently managed by Nationwide Fund Advisors, previously filed as Exhibit EX-99.d.2 with the Trust’s registration statement on June 14, 2007, is hereby incorporated by reference.

(i)
Exhibit A to the Investment Advisory Agreement amended on June 18, 2014, pertaining to certain series of the Trust managed by Nationwide Fund Advisors, previously filed as Exhibit EX-28.1.b with the Trust’s registration statement on June 18, 2014, is hereby incorporated by reference.

(b)
Investment Advisory Agreement dated August 28, 2007 pertaining to the Target Destinations Funds currently managed by Nationwide Fund Advisors, previously filed as Exhibit EX-23.d.2 with the Trust’s registration statement on August 27, 2007, is hereby incorporated by reference.

(i)
Exhibit A to the Investment Advisory Agreement, dated August 28, 2007 and amended January 1, 2012, pertaining to the Target Destinations Funds currently managed by Nationwide Fund Advisors, previously filed as Exhibit EX-28.d.2.c with the Trust’s registration statement on February 24, 2012, is hereby incorporated by reference.

(ii)
Exhibit A to the Investment Advisory Agreement, amended September 25, 2014 pertaining to the Nationwide Destination 2060 Fund, managed by Nationwide Fund Advisors, previously filed as Exhibit EX-28.d.2.b.

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with the Trust’s registration statement on October 16, 2014, is hereby incorporated by reference.

(c)	Subadvisory Agreements

(i)
Amended Subadvisory Agreement among the Trust, Nationwide Fund Advisors and BlackRock Investment Management, LLC for Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund and Nationwide Bond Index Fund, effective May 1, 2007, as amended June 16, 2010, previously filed as Exhibit EX-28.d.3.a with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(1)
Exhibit A to the Amended Subadvisory Agreement, effective May 1, 2007, as amended February 1, 2012, among the Trust, Nationwide Fund Advisors and BlackRock Investment Management, LLC previously filed as Exhibit EX-28.d.3.a.1 with the Trust’s registration statement on February 24, 2012, is hereby incorporated by reference.

(ii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Dimensional Fund Advisors LP, effective December 19, 2007, for the Nationwide U.S. Small Cap Value Fund, previously filed as Exhibit EX-23.d.3.i with the Trust’s registration statement on December 28, 2007, is hereby incorporated by reference.

(iii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Nationwide Asset Management, LLC, effective January 1, 2008, for the Nationwide Bond Fund, Nationwide Government Bond Fund, and Nationwide Inflation Protected Securities Fund previously filed as Exhibit EX-23.d.3.h with the Trust’s registration statement on December 19, 2008, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Nationwide Asset Management, LLC, effective January 1, 2008,  amended May 1, 2013, previously filed as Exhibit EX-28.d.3.c.1 with the Trust’s registration statement on April 3, 2014, is hereby incorporated by reference.

(iv)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Federated Investment Management Company, effective April 2, 2009, for the Nationwide Money Market Fund previously filed as Exhibit EX-28.d.3.i with the Trust’s registration statement on February 26, 2010, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Federated Investment Management Company, effective April 2, 2009, amended December 2, 2009, previously filed as Exhibit EX-28.d.3.i.1 with the Trust’s registration statement on February 26, 2010, is hereby incorporated by reference.

(v)	Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Goldman Sachs Asset Management, Inc. effective March 22, 2011,

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for the Nationwide Portfolio Completion Fund (formerly, Nationwide Alternatives Allocation Fund), previously filed as Exhibit EX-28.d.3.i with the Trust’s registration statement on July 1, 2011, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Goldman Sachs Asset Management, Inc. effective March 22, 2011, as amended October 1, 2014, previously filed as Exhibit EX-28.d.3.e.1 with the Trust’s registration statement on October 16, 2014, is hereby incorporated by reference.

(vi)
Subadvisory Agreement among the Trust, Nationwide Fund Advisers and Brown Capital Management, LLC effective August 26, 2011, for the Nationwide Small Company Growth Fund, previously filed as Exhibit EX-28.d.3.j with the Trust’s registration statement on September 16, 2011, is hereby incorporated by reference.

(vii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisers and UBS Global Asset Management (Americas) Inc. effective July 19, 2011, for the Nationwide International Value Fund, previously filed as Exhibit EX-28.d.3.k with the Trust’s registration statement on July 1, 2011, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement among the Trust, Nationwide Fund Advisors and UBS Global Asset Management (Americas) Inc., effective July 18, 2011, amended November 19, 2012, previously filed as Exhibit EX-28.d.3.k.1 with the Trust’s registration statement on December 6, 2012, is hereby incorporated by reference.

(viii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Thompson, Siegel & Walmsley LLC, effective April 22, 2013, for the Nationwide Core Plus Bond Fund, previously filed as Exhibit EX-16.6.c.xii with the Trust’s registration statement on Form N-14 on May 17, 2013, is hereby incorporated by reference.

(ix)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and HighMark Capital Management, Inc., effective April 1, 2013, for the Nationwide HighMark Balanced Fund, Nationwide HighMark Bond Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide HighMark Large Cap Growth Fund, Nationwide HighMark National Intermediate Tax Free Fund, Nationwide HighMark Short Term Bond Fund, Nationwide HighMark Small Cap Core Fund, Nationwide HighMark Value Fund and Nationwide Fund, previously filed as Exhibit EX-28.d.3.j with the Trust’s registration statement on June 17, 2013, is hereby incorporated by reference.

(x)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Bailard, Inc., effective June 4, 2013, for the Nationwide Bailard Cognitive Value Fund, Nationwide Bailard Technology & Science Fund and Nationwide Bailard International Equities Fund, previously filed as Exhibit EX-28.d.3.k with the Trust’s registration statement on October 17, 2013, is hereby incorporated by reference.

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(1)
Exhibit A to the Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Bailard, Inc., effective March 31, 2014, for the Nationwide Bailard Emerging Markets Equity Fund, previously filed as Exhibit EX-28.d.3.j.1 with the Trust’s registration statement on April 3, 2014, is hereby incorporated by reference.

(xi)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Geneva Capital Management Ltd., effective October 1, 2014, for the Nationwide Geneva Mid Cap Growth Fund and Nationwide Geneva Small Cap Growth Fund, previously filed as Exhibit EX-28.d.3.k with the Trust’s registration statement on October 16, 2014, is hereby incorporated by reference.

(xii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Ziegler Capital Management, LLC, effective December 1, 2013, for the Nationwide Ziegler Equity Income Fund, Nationwide Ziegler NYSE Arca Tech 100 Index Fund and Nationwide Ziegler Wisconsin Tax Exempt Fund, previously filed as Exhibit EX-28.d.3.m with the Trust’s registration statement on February 20, 2014, is hereby incorporated by reference.

(xiii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Garcia Hamilton & Associates, LP, effective March 31, 2014, for the Nationwide Diverse Managers Fund, previously filed as Exhibit EX-28.d.3.m with the Trust’s registration statement on April 3, 2014, is hereby incorporated by reference.

(xiv)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Herndon Capital Management, LLC, effective March 31, 2014, for the Nationwide Diverse Managers Fund and Nationwide Mid Cap Value Fund, previously filed as Exhibit EX-28.d.3.n with the Trust’s registration statement on April 3, 2014, is hereby incorporated by reference.

(xv)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Strategic Global Advisors, LLC, effective March 31, 2014, for the Nationwide Diverse Managers Fund, previously filed as Exhibit EX-28.d.3.o with the Trust’s registration statement on April 3, 2014, is hereby incorporated by reference.

(xvi)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Ariel Investments, LLC, effective March 31, 2014, for the Nationwide Diverse Managers Fund, previously filed as Exhibit EX-28.d.3.p with the Trust’s registration statement on April 3, 2014, is hereby incorporated by reference.

(xvii)
Subadvisory agreement among the Trust, Nationwide Fund Advisors and Boston Advisors, LLC, effective March 13, 2014, for the Nationwide Growth Fund, previously filed as Exhibit EX-28.d.3.r with the Trust’s registration statement on March 25, 2014, is hereby incorporated by reference.

(7)	Copies of each underwriting or distribution between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

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(a)
Underwriting Agreement dated May 1, 2007, amended as of February 28, 2008, between the Trust and Nationwide Fund Distributors LLC (“NFD”), previously filed as Exhibit EX-99.e.1 with the Trust’s registration statement on June 14, 2007, is hereby incorporated by reference.

(i)
Schedule A to the Underwriting Agreement dated May 1, 2007, as amended September 22, 2014, between the Trust and NFD, for certain series of the Trust, previously filed as Exhibit EX-28.e.1.b with the Trust’s registration statement on October 16, 2014, is hereby incorporated by reference.

(b)	Model Dealer Agreement, effective January 2008, previously filed as Exhibit EX-99.e.2 with the Trust’s registration statement on February 27, 2008, is hereby incorporated by reference.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable.

(9)
Copies of all custodian agreements and depository contracts Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”) for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Global Custody Agreement dated April 4, 2003, Fund List, amended as of February 28, 2008, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-99.g.1 with the Trust’s registration statement on February 28, 2005, is hereby incorporated by reference.

(i)
Amendment to Global Custody Agreement dated April 4, 2003, amended December 2, 2009, previously filed as Exhibit EX-28.g.1.a with the Trust’s registration statement on February 26, 2010, is hereby incorporated by reference.

(ii)
Amendment to Global Custody Agreement dated April 4, 2003, amended March 8, 2012, for certain series of the Trust, previously filed as Exhibit EX-28.g.1.d with the Trust’s registration statement on July 2, 2012, is hereby incorporated by reference.

(iii)
Fund List to Global Custody Agreement dated May 1, 2007, amended September 22, 2014, for certain series of the Trust, previously filed as Exhibit EX-28.g.1.d with the Trust’s registration statement on October 16, 2014, is hereby incorporated by reference.

(b)
Waiver to Global Custody Agreement dated as of February 28, 2005, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-99.g.1.a with the Trust’s registration statement on February 28, 2006, is hereby incorporated by reference.

(c)	Cash Trade Execution Rider dated April 4, 2003, previously filed as Exhibit EX-99.g.1.b with the Trust’s registration statement on February 28, 2006, is hereby incorporated by reference.

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(d)
Concentration Accounts Agreement dated December 2, 2009, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-28.g.4 with the Trust’s registration statement on February 26, 2010, is hereby incorporated by reference.

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

(a)
Distribution Plan under Rule 12b-1, effective May 1, 2007, amended September 22, 2014, for certain series of the Trust, previously filed as Exhibit EX-28.m.2 with the Trust’s registration statement on October 16, 2014, is hereby incorporated by reference.

(b)
Rule 18f-3 Plan, effective March 2, 2009, amended September 22, 2014, for certain series of the Trust, previously filed as Exhibit EX-28.n.2 with the Trust’s registration statement on October 16, 2014, is hereby incorporated by reference.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid an non-assessable;

(a)	Legal Opinion and Consent of Counsel relating to the legality of the shares being offered, is filed herewith as Exhibit EX-16.11.a.

(12)
An opinion and consent to their use, of counsel or, in lieu of an opinion a copy of the revenue ruling from the Internal Revenue Service, supporting tax matters and consequences to shareholders discussed in the prospectus;

(a)	Opinion and Consent of Counsel with respect to certain tax consequences relating to the Agreement and Plan of Reorganization shall be filed by amendment pursuant to an undertaking.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on after the date of the filing the registration statement;

(a)
Joint Fund Administration and Transfer Agency Agreement, effective May 1, 2010, between the Trust, Nationwide Mutual Funds and Nationwide Fund Management LLC, previously filed as Exhibit EX-28.h.1 with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(b)
Administrative Services Plan effective May 1, 2007, amended December 15, 2011, previously filed as Exhibit EX-28.h.2 with the Trust’s Registration Statement on December 12, 2011 is hereby incorporated by reference.

(i)
Form of Servicing Agreement to Administrative Services Plan (“Servicing Agreement”), effective January 2007, previously filed as Exhibit EX-23.h.2.b with the Trust’s registration statement on February 28, 2007, is hereby incorporated by reference.

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(ii)
Administrative Services Plan effective March 10, 2015, previously filed as Exhibit EX-16.13.b.11 with the Trust’s registration statement on Form N-14 on June 30, 2015, is hereby incorporated by reference.

(c)
Form of Operational Service Agreement between Nationwide Fund Management LLC and Fund Provider(s), previously filed as Exhibit EX-23.h.3 with the Trust’s registration statement on August 27, 2007, is hereby incorporated by reference.

(d)
Expense Limitation Agreement between the Trust and Nationwide Fund Advisors relating to the Nationwide Money Market Fund, Nationwide U.S. Small Cap Value Fund, Nationwide International Value Fund, Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund, Nationwide Bond Index Fund, Nationwide Bond Fund, Nationwide Growth Fund and each of the Nationwide Investor Destinations Funds effective May 1, 2007, and amended as of January 9, 2008, previously filed as Exhibit EX-23.h.4 with the Trust’s registration statement on February 27, 2008 is hereby incorporated by reference.

(i)
Exhibit A, to the Expense Limitation Agreement, effective May 7, 2007, as amended May 1, 2015, between the Trust and Nationwide Fund Advisors, previously filed as Exhibit EX-16.13.d.i with the Trust’s registration statement on Form N-14 on June 30, 2015, is hereby incorporated by reference.

(e)
Assignment and Assumption Agreement between Gartmore Mutual Funds, an Ohio business trust  (“OBT”) and the Trust, a Delaware statutory trust, dated February 28, 2005, assigning to the Trust OBT’s title, rights, interests, benefits and privileges in and to certain contracts listed in the Agreement, previously filed as Exhibit EX-99.h.11 with the Trust’s registration statement on February 28, 2006, is hereby incorporated by reference.

(f)
Fee Waiver Agreement between Nationwide Mutual Funds and Nationwide Fund Advisors for Nationwide Fund, effective as of May 1, 2015 previously filed as Exhibit EX-16.13.f with the Trust registration statement on Form N-14 on June 30, 2015, is hereby incorporated by reference.

(g)
Administrative Services Fee Waiver Agreement between Nationwide Mutual Funds and Nationwide Financial Services on behalf of the Nationwide Fund, effective as of May 1, 2015, previously filed as Exhibit EX-16.13.g with the Trust’s registration statement on Form N-14 on June 30, 2015.

(14)	Copies of any other opinons, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Independent Registered Public Accounting Firm is filed herewith as Exhibit EX-16.14.a.

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)	Powers of Attorney are filed herewith as Exhibit EX-16.16.a.

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(17)	Any additional exhibits which the Registrant may wish to file.

(a)
Code of Ethics for the Gartmore Mutual Funds and Gartmore Variable Insurance Trust (now known as the Trust and Nationwide Variable Insurance Trust, respectively), dated December 3, 2008, previously filed as Exhibit EX-23.p.1 with the Trust’s registration statement on February 26, 2009, is hereby incorporated by reference.

(b)
Code of Ethics for Nationwide Fund Advisors dated January 1, 2015, previously filed as Exhibit EX-23.p.2 with the Trust’s registration statement on February 26, 2015, is hereby incorporated by reference.

(c)
Advisory Employee Investment Transaction Policy for BlackRock Investment Management, LLC, revised January 15, 2009, previously filed as Exhibit EX-23.p.4 with the Trust’s registration statement on February 26, 2009, is hereby incorporated by reference.

(d)
Code of Ethics for Dimensional Fund Advisors LP, dated January 1, 2011, previously filed as Exhibit EX-23.p.6 with the Trust’s registration statement on February 25, 2011, is hereby incorporated by reference.

(e)
Code of Ethics for Nationwide Fund Distributors LLC, dated January 1, 2014, previously filed as Exhibit EX-23.p.5 with the Trust’s registration statement on February 26, 2015, is hereby incorporated by reference.

(f)
Code of Ethics for Federated Investment Management Company, dated September 30, 2012, previously filed as Exhibit EX-28.p.6 with the Trust’s registration statement on February 26, 2015, is hereby incorporated by reference.

(g)
Code of Ethics for Goldman Sachs Asset Management, dated February 6, 2012, previously filed as Exhibit EX-28.p.7 with the Trust’s registration statement on February 26, 2015, is hereby incorporated by reference.

(h)
Code of Ethics for Brown Capital Management, LLC, revised December 31, 2011, previously filed as Exhibit EX-28.p.8, with the Trust’s registration statement on February 26, 2015, is hereby incorporated by reference.

(i)
Code of Ethics for UBS Global Asset Management (Americas) Inc., dated January 7, 2013, previously filed as Exhibit EX-28.p.9, with the Trust’s registration statement on February 26, 2015, is hereby incorporated by reference.

(j)
Code of Ethics for Thompson, Siegel & Walmsley LLC, amended December 2011, previously filed as Exhibit EX-28.p.14 with the Trust’s registration statement on September 14, 2012, is hereby incorporated by reference.

(k)
Code of Ethics for HighMark Capital Management, Inc., dated August 25, 2014, previously filed as Exhibit EX-28.p.11 with the Trust’s registration statement on February 26, 2015, is hereby incorporated by reference.

(l)	Code of Ethics for Bailard, Inc., dated March 25, 2014, previously filed as Exhibit EX-28.p.12 with the Trust’s registration statement on February 26, 2015, is hereby incorporated by reference.

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(m)
Code of Ethics for Geneva Capital Management LLC, revised October 1, 2014, previously filed as Exhibit EX-28.p.13 with the Trust’s registration statement on February 26, 2015, is hereby incorporated by reference.

(n)
Code of Ethics for Ziegler Capital Management, LLC, amended November 1, 2014, previously filed as Exhibit EX-28.p.14 with the Trust’s registration statement on February 26, 2015, is hereby incorporated by reference.

(o)
Code of Ethics for Garcia Hamilton & Associates, L.P., updated February 2014, previously as Exhibit EX-28.p.15 with the Trust’s registration statement on February 26, 2015, is hereby incorporated by reference.

(p)
Code of Ethics for Herndon Capital Management, as revised January 2013, previously filed as Exhibit EX-28.p.17 with the Trust’s registration statement on March 25, 2014, is hereby incorporated by reference.

(q)
Code of Ethics for Strategic Global Advisors, LLC, revised March 14, 2014, previously filed as Exhibit EX-28.p.17 with the Trust’s registration statement on February 26, 2015, is hereby incorporated by reference.

(r)
Code of Ethics for Ariel Investments, LLC, as amended December 31, 2014, previously filed as Exhibit EX-28.p.18 with the Trust’s registration statement on February 26, 2015, is hereby incorporated by reference.

(s)
Code of Ethics for Boston Advisors, LLC, as amended December 2013, previously filed as Exhibit EX-28.p.20 with the Trust’s registration statement on March 25, 2014, is hereby incorporated by reference.

Item 17.  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.

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SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant in the Township of Upper Merion, and Commonwealth of Pennsylvania, on this 30th day of June, 2015.

NATIONWIDE MUTUAL FUNDS
BY: /s/Allan J. Oster
Allan J. Oster, Attorney-In-Fact for Registrant

As required by the 1933 Act, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated above.

Signature & Title

Principal Executive Officer

/s/ Michael S. Spangler*
Michael S. Spangler, President and
Chief Executive Officer

Principal Accounting and Financial Officer

/s/ Joseph Finelli*
Joseph Finelli, Treasurer and Chief Financial Officer

Trustees

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Keith F. Karlawish*
Keith F. Karlawish, Trustee

/s/ Carol A. Kosel*
Carol A. Kosel, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ Lydia M. Marshall*
Lydia M. Marshall, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY: /s/ Allan J. Oster
          Allan J. Oster, Attorney-In Fact

EXHIBIT INDEX

EXHIBIT	NO.
Legal Opinion and Consent of Counsel relating to the legality of the shares being offered	EX-16.11.a
Consent of Independent Registered Public Accounting Firm	EX-16.14.a
Powers of Attorney	EX-16.16.a